UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2017
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™
Schwab Short-Term
U.S. Treasury ETF™
Schwab Intermediate-Term
U.S. Treasury ETF™
Schwab U.S. Aggregate
Bond ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2017
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	0.82%
NAV Return[1]	0.82%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	0.85%
ETF Category: Morningstar Inflation-Protected Bond[2]	0.69%
Performance Details	page 8

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	0.42%
NAV Return[1]	0.42%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	0.46%
ETF Category: Morningstar Short Government[2]	0.51%
Performance Details	page 9

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	1.83%
NAV Return[1]	1.66%
Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index	1.68%
ETF Category: Morningstar Intermediate Government[2]	1.18%
Performance Details	page 10

Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	2.47%
NAV Return[1]	2.26%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%
ETF Category: Morningstar Intermediate-Term Bond[2]	2.57%
Performance Details	page 11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — © 2017 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The year so far has served as a reminder that expectations can sometimes get ahead of the facts on the ground. Last year ended with investor anticipation for economic growth and reflationary polices from the new administration, including increased fiscal spending, tax reform, and financial deregulation. However, many of these changes have not made the progress investors had hoped for. The promised government fiscal stimulus that was supposed to fuel inflation has been harder to enact than many projected. The economy has grown at a decent pace, but not enough to push prices above the Federal Reserve’s (Fed) target inflation rate of 2%. And now we find ourselves in a situation in which long-term interest rates are falling, even as the Fed has increased short-term rates twice this year.
In this environment, the prices of many bonds have surprised to the upside, with all Schwab Fixed-Income ETFs generating positive returns and closely tracking their respective indices for the six-month period ended June 30, 2017 (bond yields and bond prices move in opposite directions).
When it comes to investing, it can often feel overwhelming amidst the flood of news headlines, and that the smartest thing to do in those moments is to make a change. But often, the most prudent step you can take is to ensure your portfolio remains adequately diversified. At Charles Schwab Investment Management, we believe bonds can be a central component in a diversified portfolio. That’s because in addition to income and capital preservation, bonds add a layer of diversification that tends to weather economic and financial market cycles. Over decades, equity-bond correlations have been close to zero, making bonds useful as a hedge against the stock market’s performance. And even in bond bear markets, negative returns for the most conservative fixed-income securities, U.S. government bonds, have been quite rare.
The structure of a bond ETF complements these diversification benefits by giving investors access to a wide breadth of bond securities at a very low price. Over the years that Charles Schwab Investment Management has been in the index investing business, we have continued to drive our ETF expenses to amongst the lowest levels

Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
From the President (continued)

“ We’re proud to be one of the lowest-cost ETF providers in the industry today, and we remain committed to offering a robust suite of low-cost investment options across fixed income and equity, mutual funds and ETFs.”
in the industry. Just this past October, we instituted further cuts to the operating expenses of five of our most popular ETFs, including the Schwab U.S. Aggregate Bond ETF. In December, we lowered the expenses on both the Schwab Intermediate-Term U.S. Treasury ETF and the Schwab Short-Term U.S. Treasury ETF, and most recently, on the Schwab U.S. TIPS ETF in March. We’re proud to be one of the lowest-cost ETF providers in the industry today, and we remain committed to offering a robust suite of low-cost investment options across fixed income and equity, mutual funds and ETFs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

Over the six-month reporting period ended June 30, 2017, fixed-income markets generated positive returns as bond yields remained low (bond yields and bond prices move in opposite directions). Global economic growth picked up and the Federal Reserve (Fed) raised the federal funds rate twice, while the U.S. dollar generally weakened against many overseas currencies. Geopolitical events, including U.S. military strikes in Syria and heighted tension with North Korea, resulted in some investors seeking the perceived safety of bonds during the first half of 2017. In this environment, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27%, while the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index and the Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index returned 0.46% and 1.68%, respectively. Over the same period, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 0.85%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Fed took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Garrett Herfkens, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab U.S. Aggregate Bond ETF. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. Herfkens worked at BlackRock, Inc. for six years, most recently as a vice president and member of the fixed income institutional index portfolio management team. He has worked in fixed-income asset management since 2006.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager. He has worked in the fixed-income securities industry since 1992.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	0.82%	-0.77%	0.16%	2.77%
NAV Return[2]	0.82%	-0.68%	0.20%	2.77%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	0.85%	-0.63%	0.27%	2.87%
ETF Category: Morningstar Inflation-Protected Bond[3]	0.69%	0.10%	-0.17%	2.06%
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of investments
By Security Type5

Weighted Average Maturity[7]	8.5 Yrs
Weighted Average Duration[7]	7.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — © 2017 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	0.42%	-0.18%	0.55%	0.64%
NAV Return[2]	0.42%	-0.18%	0.54%	0.64%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	0.46%	-0.11%	0.64%	0.74%
ETF Category: Morningstar Short Government[3]	0.51%	-0.36%	0.38%	0.68%
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of investments
By Security Type5

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	2.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — © 2017 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	1.83%	-2.17%	1.30%	2.53%
NAV Return[2]	1.66%	-2.15%	1.31%	2.52%
Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index	1.68%	-2.06%	1.40%	2.64%
ETF Category: Morningstar Intermediate Government[3]	1.18%	-1.24%	1.04%	2.01%
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of investments
By Security Type5

Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.2 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — © 2017 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	2.47%	-0.48%	2.08%	2.80%
NAV Return[2]	2.26%	-0.46%	2.12%	2.78%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	2.90%
ETF Category: Morningstar Intermediate-Term Bond[3]	2.57%	0.94%	2.45%	3.00%
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of investments
By Security Type5

Weighted Average Maturity[8]	8.0 Yrs
Weighted Average Duration[8]	5.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — © 2017 Bloomberg. Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.2% of total investments on June 30, 2017.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab U.S. TIPS ETF
Actual Return	0.06%	$1,000.00	$1,008.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,004.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,016.60	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$1,022.60	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the advisory fees of the Schwab U.S. TIPS ETF was reduced to 0.05%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been, $0.25 and $0.25 respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$54.84	$53.15	$54.11	$52.92	$58.31	$55.46
Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	0.99 [1]	0.17 [1]	0.64	0.28	0.92
Net realized and unrealized gains (losses)	(0.21)	1.46	(0.98)	1.26	(5.32)	2.85
Total from investment operations	0.45	2.45	(0.81)	1.90	(5.04)	3.77
Less distributions:
Distributions from net investment income	(0.23)	(0.76)	(0.15)	(0.71)	(0.35)	(0.92)
Net asset value at end of period	$55.06	$54.84	$53.15	$54.11	$52.92	$58.31
Total return	0.82% [2]	4.60%	(1.50%)	3.56%	(8.66%)	6.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3],[4]	0.07%	0.07%	0.07%	0.07%	0.12% [5]
Net investment income (loss)	2.42% [3]	1.78%	0.31%	1.10%	0.51%	1.72%
Portfolio turnover rate[6]	10% [2]	16%	19%	20%	20%	22%
Net assets, end of period (x 1,000)	$2,083,919	$1,614,977	$815,816	$549,259	$399,564	$571,441

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 6/30/17 is a blended ratio.
5
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.7%	Treasuries	2,100,399,592	2,077,416,028
0.0%	Other Investment Company	126,942	126,942
99.7%	Total Investments	2,100,526,534	2,077,542,970
0.3%	Other Assets and Liabilities, Net		6,375,638
100.0%	Net Assets		2,083,918,608

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.38%, 07/15/18	30,439,018	30,943,020
2.13%, 01/15/19	28,313,293	29,249,488
0.13%, 04/15/19	100,037,947	100,111,162
1.88%, 07/15/19	32,168,711	33,549,393
1.38%, 01/15/20	39,017,708	40,458,008
0.13%, 04/15/20	100,117,304	100,308,408
1.25%, 07/15/20	59,962,974	62,517,881
1.13%, 01/15/21	68,585,295	71,236,482
0.13%, 04/15/21	87,053,416	86,971,849
0.63%, 07/15/21	72,799,429	74,630,267
0.13%, 01/15/22	80,356,954	80,270,152
0.13%, 04/15/22	30,854,490	30,720,190
0.13%, 07/15/22	82,875,705	82,852,145
0.13%, 01/15/23	83,261,943	82,567,751
0.38%, 07/15/23	82,587,374	83,176,109
0.63%, 01/15/24	82,394,099	83,626,745
0.13%, 07/15/24	80,966,176	79,595,748
0.25%, 01/15/25	81,168,256	79,786,730
2.38%, 01/15/25	53,291,465	60,744,442
0.38%, 07/15/25	81,070,006	80,518,533
0.63%, 01/15/26	73,014,021	73,535,121
2.00%, 01/15/26	38,826,996	43,543,633
0.13%, 07/15/26	68,468,822	66,092,740
0.38%, 01/15/27	67,941,890	66,788,487
2.38%, 01/15/27	31,237,005	36,434,731
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 01/15/28	31,157,873	34,761,952
3.63%, 04/15/28	26,325,595	34,434,342
2.50%, 01/15/29	30,167,940	36,314,428
3.88%, 04/15/29	32,039,490	43,559,059
3.38%, 04/15/32	12,169,026	16,747,511
2.13%, 02/15/40	16,489,641	20,546,500
2.13%, 02/15/41	20,974,634	26,254,141
0.75%, 02/15/42	36,898,436	35,184,639
0.63%, 02/15/43	27,228,672	25,091,380
1.38%, 02/15/44	41,235,519	44,928,018
0.75%, 02/15/45	45,804,280	43,052,832
1.00%, 02/15/46	33,647,860	33,655,738
0.88%, 02/15/47	23,307,668	22,656,273
Total Treasuries
(Cost $2,100,399,592)		2,077,416,028
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (a)	126,942	126,942
Total Other Investment Company
(Cost $126,942)		126,942

End of Investments

At 06/30/17, the tax basis cost of the fund's investments was $2,105,301,580 and the unrealized appreciation and depreciation were $0 and ($27,758,610), respectively, with a net unrealized depreciation of ($27,758,610).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$2,077,416,028	$—	$2,077,416,028
Other Investment Company[1]	126,942	—	—	126,942
Total	$126,942	$2,077,416,028	$—	$2,077,542,970
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at value (cost $2,100,526,534)		$2,077,542,970
Receivables:
Investments sold		3,793,926
Interest		6,606,958
Fund shares sold		5,505,731
Dividends	+	66
Total assets		2,093,449,651
Liabilities
Payables:
Investments bought		9,446,553
Investment adviser fees	+	84,490
Total liabilities		9,531,043
Net Assets
Total assets		2,093,449,651
Total liabilities	–	9,531,043
Net assets		$2,083,918,608
Net Assets by Source
Capital received from investors		2,106,320,715
Net investment income not yet distributed		14,834,671
Net realized capital losses		(14,253,214)
Net unrealized capital depreciation		(22,983,564)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,083,918,608		37,850,000		$55.06

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends		$2,112
Interest	+	23,252,818
Total investment income		23,254,930
Expenses
Investment adviser fees		525,288
Total expenses	–	525,288
Net investment income		22,729,642
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,996,578)
Net realized gains on in-kind redemptions	+	2,050,663
Net realized gains		54,085
Net change in unrealized appreciation (depreciation) on investments	+	(9,363,163)
Net realized and unrealized losses		(9,309,078)
Increase in net assets resulting from operations		$13,420,564

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$22,729,642	$20,629,134
Net realized gains		54,085	3,466,260
Net change in unrealized appreciation (depreciation)	+	(9,363,163)	10,201,020
Increase in net assets resulting from operations		13,420,564	34,296,414
Distributions to Shareholders
Distributions from net investment income		($8,216,335)	($20,877,300)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,800,000	$541,388,790	16,550,000	$922,891,013
Shares redeemed	+	(1,400,000)	(77,651,686)	(2,450,000)	(137,148,711)
Net transactions in fund shares		8,400,000	$463,737,104	14,100,000	$785,742,302
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,450,000	$1,614,977,275	15,350,000	$815,815,859
Total increase	+	8,400,000	468,941,333	14,100,000	799,161,416
End of period		37,850,000	$2,083,918,608	29,450,000	$1,614,977,275
Net investment income not yet distributed			$14,834,671		$321,364

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$50.41	$50.43	$50.55	$50.51	$50.53	$50.50
Income (loss) from investment operations:
Net investment income (loss)	0.26 [1]	0.42 [1]	0.35 [1]	0.24	0.15	0.15
Net realized and unrealized gains (losses)	(0.05)	(0.03)	(0.13)	0.04	(0.02)	0.03
Total from investment operations	0.21	0.39	0.22	0.28	0.13	0.18
Less distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.34)	(0.24)	(0.15)	(0.15)
Net asset value at end of period	$50.41	$50.41	$50.43	$50.55	$50.51	$50.53
Total return	0.42% [2]	0.78%	0.44%	0.55%	0.25%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.08% [4]	0.08%	0.08%	0.08%	0.11% [5]
Net investment income (loss)	1.02% [3]	0.83%	0.69%	0.49%	0.31%	0.29%
Portfolio turnover rate[6]	31% [2]	66%	89%	109%	101%	101%
Net assets, end of period (x 1,000)	$1,761,848	$1,414,092	$1,071,573	$702,651	$444,497	$250,105

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
5
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.6%	Treasuries	1,760,774,058	1,754,348,020
0.1%	Other Investment Company	2,036,292	2,036,292
99.7%	Total Investments	1,762,810,350	1,756,384,312
0.3%	Other Assets and Liabilities, Net		5,463,686
100.0%	Net Assets		1,761,847,998

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
9.00%, 11/15/18	4,062,000	4,487,320
8.88%, 02/15/19	3,911,000	4,387,653
8.13%, 08/15/19	4,181,000	4,768,217
8.50%, 02/15/20	2,039,000	2,408,251
8.75%, 05/15/20	3,254,000	3,914,650
Notes
0.88%, 07/15/18	40,782,000	40,607,575
0.75%, 07/31/18	15,595,000	15,505,142
1.38%, 07/31/18	12,147,000	12,158,625
2.25%, 07/31/18	31,641,000	31,957,410
1.00%, 08/15/18	14,214,000	14,167,080
4.00%, 08/15/18	12,233,000	12,598,559
0.75%, 08/31/18	16,951,000	16,840,429
1.50%, 08/31/18	28,310,000	28,376,359
1.00%, 09/15/18	7,968,000	7,939,052
0.75%, 09/30/18	11,771,000	11,689,156
1.38%, 09/30/18	24,284,000	24,299,177
0.88%, 10/15/18	28,536,000	28,374,914
0.75%, 10/31/18	12,004,000	11,912,566
1.25%, 10/31/18	23,193,000	23,168,995
1.75%, 10/31/18	17,396,000	17,495,557
1.25%, 11/15/18	14,583,000	14,566,769
3.75%, 11/15/18	19,299,000	19,928,861
1.00%, 11/30/18	12,946,000	12,885,063
1.25%, 11/30/18	23,400,000	23,372,575
1.38%, 11/30/18	6,516,000	6,518,926
1.25%, 12/15/18	17,523,000	17,499,379
1.25%, 12/31/18	19,720,000	19,691,110
1.38%, 12/31/18	12,197,000	12,203,428
1.50%, 12/31/18	23,005,000	23,058,924
1.13%, 01/15/19	17,256,000	17,196,346
1.13%, 01/31/19	17,776,000	17,713,855
1.25%, 01/31/19	21,422,000	21,386,846
1.50%, 01/31/19	22,478,000	22,527,182
0.75%, 02/15/19	16,796,000	16,636,236
2.75%, 02/15/19	17,267,000	17,655,162
1.13%, 02/28/19	18,700,000	18,631,334
1.38%, 02/28/19	16,668,000	16,671,900
1.50%, 02/28/19	24,235,000	24,288,971
1.00%, 03/15/19	17,295,000	17,190,279
1.25%, 03/31/19	18,854,000	18,816,066
1.50%, 03/31/19	7,856,000	7,875,640
1.63%, 03/31/19	25,637,000	25,756,161
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 04/15/19	25,114,000	24,897,693
1.25%, 04/30/19	11,217,000	11,190,707
1.63%, 04/30/19	20,874,000	20,967,766
0.88%, 05/15/19	9,424,000	9,338,044
3.13%, 05/15/19	32,090,000	33,129,780
1.13%, 05/31/19	13,349,000	13,288,516
1.25%, 05/31/19	15,522,000	15,485,927
1.50%, 05/31/19	35,431,000	35,513,342
0.88%, 06/15/19	16,145,000	15,989,863
1.00%, 06/30/19	19,028,000	18,888,639
1.25%, 06/30/19	14,000,000	13,962,816
1.63%, 06/30/19	26,009,000	26,128,875
0.75%, 07/15/19	8,821,000	8,708,153
0.88%, 07/31/19	42,685,000	42,238,131
1.63%, 07/31/19	10,287,000	10,335,627
0.75%, 08/15/19	16,514,000	16,291,771
3.63%, 08/15/19	14,040,000	14,689,898
1.00%, 08/31/19	19,322,000	19,155,947
1.63%, 08/31/19	31,681,000	31,828,253
0.88%, 09/15/19	18,370,000	18,154,740
1.00%, 09/30/19	13,507,000	13,382,749
1.75%, 09/30/19	24,082,000	24,258,858
1.00%, 10/15/19	16,202,000	16,050,738
1.25%, 10/31/19	10,082,000	10,042,811
1.50%, 10/31/19	23,985,000	24,020,594
1.00%, 11/15/19	16,476,000	16,305,127
3.38%, 11/15/19	25,974,000	27,142,311
1.00%, 11/30/19	15,160,000	15,001,593
1.50%, 11/30/19	25,148,000	25,174,028
1.38%, 12/15/19	16,755,000	16,721,624
1.13%, 12/31/19	15,322,000	15,197,815
1.63%, 12/31/19	24,958,000	25,055,012
1.38%, 01/15/20	17,880,000	17,837,392
1.25%, 01/31/20	27,051,000	26,888,802
1.38%, 01/31/20	16,136,000	16,093,772
1.38%, 02/15/20	17,512,000	17,458,641
3.63%, 02/15/20	32,403,000	34,171,232
1.25%, 02/29/20	14,524,000	14,432,092
1.38%, 02/29/20	30,510,000	30,407,517
1.63%, 03/15/20	16,697,000	16,751,783
1.13%, 03/31/20	16,440,000	16,272,065
1.38%, 03/31/20	25,829,000	25,736,687
1.50%, 04/15/20	17,000,000	16,989,715
1.13%, 04/30/20	18,992,000	18,786,127
1.38%, 04/30/20	25,985,000	25,872,329
1.50%, 05/15/20	17,517,000	17,499,203
3.50%, 05/15/20	23,033,000	24,302,510
1.38%, 05/31/20	17,173,000	17,093,180
1.50%, 05/31/20	25,985,000	25,950,492
1.50%, 06/15/20	17,000,000	16,977,747
1.63%, 06/30/20	25,000,000	25,047,850
1.88%, 06/30/20	12,000,000	12,113,436
Total Treasuries
(Cost $1,760,774,058)		1,754,348,020

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (a)	2,036,292	2,036,292
Total Other Investment Company
(Cost $2,036,292)		2,036,292

End of Investments

At 06/30/17, the tax basis cost of the fund's investments was $1,762,882,905 and the unrealized appreciation and depreciation were $39,200 and ($6,537,793), respectively, with a net unrealized depreciation of ($6,498,593).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$1,754,348,020	$—	$1,754,348,020
Other Investment Company[1]	2,036,292	—	—	2,036,292
Total	$2,036,292	$1,754,348,020	$—	$1,756,384,312
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at value (cost $1,762,810,350)		$1,756,384,312
Receivables:
Investments sold		78,615,451
Interest		6,258,148
Fund shares sold		5,041,051
Dividends	+	384
Total assets		1,846,299,346
Liabilities
Payables:
Investments bought		76,798,406
Investment adviser fees		86,337
Fund shares redeemed	+	7,566,605
Total liabilities		84,451,348
Net Assets
Total assets		1,846,299,346
Total liabilities	–	84,451,348
Net assets		$1,761,847,998
Net Assets by Source
Capital received from investors		1,768,695,026
Net investment income not yet distributed		1,538,203
Net realized capital losses		(1,959,193)
Net unrealized capital depreciation		(6,426,038)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,761,847,998		34,950,000		$50.41

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends		$2,823
Interest	+	8,579,823
Total investment income		8,582,646
Expenses
Investment adviser fees		474,637
Total expenses	–	474,637
Net investment income		8,108,009
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,220,118)
Net realized gains on in-kind redemptions	+	115,196
Net realized losses		(1,104,922)
Net change in unrealized appreciation (depreciation) on investments	+	(407,290)
Net realized and unrealized losses		(1,512,212)
Increase in net assets resulting from operations		$6,595,797

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$8,108,009	$9,784,183
Net realized gains (losses)		(1,104,922)	1,384,782
Net change in unrealized appreciation (depreciation)	+	(407,290)	(2,882,284)
Increase in net assets resulting from operations		6,595,797	8,286,681
Distributions to Shareholders
Distributions from net investment income		($6,643,855)	($9,710,295)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,250,000	$466,355,451	12,850,000	$650,788,272
Shares redeemed	+	(2,350,000)	(118,550,999)	(6,050,000)	(306,846,020)
Net transactions in fund shares		6,900,000	$347,804,452	6,800,000	$343,942,252
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,050,000	$1,414,091,604	21,250,000	$1,071,572,966
Total increase	+	6,900,000	347,756,394	6,800,000	342,518,638
End of period		34,950,000	$1,761,847,998	28,050,000	$1,414,091,604
Net investment income not yet distributed			$1,538,203		$74,049

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$53.41	$53.55	$53.52	$52.08	$54.18	$53.39
Income (loss) from investment operations:
Net investment income (loss)	0.43 [1]	0.79 [1]	0.85 [1]	0.77	0.56	0.58
Net realized and unrealized gains (losses)	0.45	(0.15)	0.02 [2]	1.44	(2.10)	0.79
Total from investment operations	0.88	0.64	0.87	2.21	(1.54)	1.37
Less distributions:
Distributions from net investment income	(0.35)	(0.78)	(0.84)	(0.77)	(0.56)	(0.58)
Net asset value at end of period	$53.94	$53.41	$53.55	$53.52	$52.08	$54.18
Total return	1.66% [3]	1.16%	1.62%	4.27%	(2.86%)	2.57%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.09% [5]	0.10% [6]	0.10%	0.10%	0.11% [7]
Net investment income (loss)	1.61% [4]	1.44%	1.59%	1.43%	1.06%	1.07%
Portfolio turnover rate[8]	15% [3]	30%	32%	49%	54%	47%
Net assets, end of period (x 1,000)	$970,972	$790,506	$441,747	$254,226	$236,969	$216,733

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
7
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.5%	Treasuries	976,541,468	965,610,953
0.1%	Other Investment Company	1,077,480	1,077,480
99.6%	Total Investments	977,618,948	966,688,433
0.4%	Other Assets and Liabilities, Net		4,283,839
100.0%	Net Assets		970,972,272

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.75%, 08/15/20	2,774,500	3,378,983
7.88%, 02/15/21	597,000	726,311
8.13%, 05/15/21	1,096,000	1,357,670
8.13%, 08/15/21	1,084,000	1,357,328
8.00%, 11/15/21	2,334,000	2,942,026
7.25%, 08/15/22	1,100,000	1,386,043
7.63%, 11/15/22	250,000	322,534
7.13%, 02/15/23	2,534,000	3,230,503
6.25%, 08/15/23	2,443,000	3,041,200
7.50%, 11/15/24	2,381,000	3,257,691
7.63%, 02/15/25	960,000	1,331,888
6.88%, 08/15/25	1,050,000	1,418,690
6.00%, 02/15/26	2,186,000	2,834,628
6.75%, 08/15/26	1,583,000	2,172,174
6.50%, 11/15/26	1,193,000	1,620,057
6.63%, 02/15/27	858,000	1,180,186
Notes
1.63%, 07/31/20	7,662,000	7,672,175
2.00%, 07/31/20	4,751,000	4,810,668
2.63%, 08/15/20	9,948,000	10,261,790
1.38%, 08/31/20	6,114,000	6,071,844
2.13%, 08/31/20	4,352,000	4,422,807
1.38%, 09/30/20	8,665,000	8,601,875
2.00%, 09/30/20	8,448,000	8,552,282
1.38%, 10/31/20	10,788,000	10,700,984
1.75%, 10/31/20	6,313,000	6,340,619
2.63%, 11/15/20	11,268,000	11,631,348
1.63%, 11/30/20	8,710,000	8,706,769
2.00%, 11/30/20	5,334,000	5,397,549
1.75%, 12/31/20	8,161,000	8,185,385
2.38%, 12/31/20	9,363,000	9,591,223
1.38%, 01/31/21	10,365,000	10,257,909
2.13%, 01/31/21	11,488,000	11,666,604
3.63%, 02/15/21	9,729,000	10,393,121
1.13%, 02/28/21	8,510,000	8,338,302
2.00%, 02/28/21	5,770,000	5,835,363
1.25%, 03/31/21	9,222,000	9,070,519
2.25%, 03/31/21	5,618,000	5,729,922
1.38%, 04/30/21	7,397,000	7,303,524
2.25%, 04/30/21	5,994,000	6,111,303
3.13%, 05/15/21	11,236,000	11,823,474
1.38%, 05/31/21	13,549,000	13,362,701
2.00%, 05/31/21	10,653,000	10,762,023
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 06/30/21	11,362,000	11,090,596
2.13%, 06/30/21	7,550,000	7,659,709
1.13%, 07/31/21	6,658,000	6,490,378
2.25%, 07/31/21	7,646,000	7,792,650
2.13%, 08/15/21	9,893,000	10,033,283
1.13%, 08/31/21	8,552,000	8,329,015
2.00%, 08/31/21	6,096,000	6,150,413
1.13%, 09/30/21	9,745,000	9,479,683
2.13%, 09/30/21	6,802,000	6,895,793
1.25%, 10/31/21	14,000,000	13,677,076
2.00%, 10/31/21	7,497,000	7,558,206
2.00%, 11/15/21	9,473,000	9,554,222
1.75%, 11/30/21	6,513,000	6,496,848
1.88%, 11/30/21	7,288,000	7,308,071
2.00%, 12/31/21	7,414,000	7,468,589
2.13%, 12/31/21	6,094,000	6,173,271
1.50%, 01/31/22	6,305,000	6,210,425
1.88%, 01/31/22	8,470,000	8,481,909
2.00%, 02/15/22	7,494,000	7,551,374
1.75%, 02/28/22	7,400,000	7,369,645
1.88%, 02/28/22	8,091,000	8,101,907
1.75%, 03/31/22	7,821,000	7,781,739
1.88%, 03/31/22	7,846,000	7,851,516
1.75%, 04/30/22	5,543,000	5,512,037
1.88%, 04/30/22	7,646,000	7,645,404
1.75%, 05/15/22	10,483,000	10,426,696
1.75%, 05/31/22	10,776,000	10,714,124
1.88%, 05/31/22	6,418,000	6,418,629
1.75%, 06/30/22	6,600,000	6,557,846
2.13%, 06/30/22	6,285,000	6,354,236
2.00%, 07/31/22	6,543,000	6,574,439
1.63%, 08/15/22	8,506,000	8,392,700
1.88%, 08/31/22	6,492,000	6,480,334
1.75%, 09/30/22	11,464,000	11,362,349
1.88%, 10/31/22	5,465,000	5,446,643
1.63%, 11/15/22	10,873,000	10,693,976
2.00%, 11/30/22	7,402,000	7,418,773
2.13%, 12/31/22	5,875,000	5,922,734
1.75%, 01/31/23	6,141,000	6,065,797
2.00%, 02/15/23	16,073,000	16,083,367
1.50%, 02/28/23	6,011,000	5,852,742
1.50%, 03/31/23	3,809,000	3,705,144
1.63%, 04/30/23	5,695,000	5,574,317
1.75%, 05/15/23	12,102,000	11,924,960
1.63%, 05/31/23	16,076,000	15,724,659
1.38%, 06/30/23	12,537,000	12,072,253
1.25%, 07/31/23	7,392,000	7,058,783
2.50%, 08/15/23	10,243,000	10,514,081
1.38%, 08/31/23	7,141,000	6,860,666
1.38%, 09/30/23	6,843,000	6,567,679
1.63%, 10/31/23	7,182,000	6,996,417
2.75%, 11/15/23	15,967,000	16,623,771
2.13%, 11/30/23	7,077,000	7,102,159
2.25%, 12/31/23	6,850,000	6,919,171
2.25%, 01/31/24	5,764,000	5,819,052
2.75%, 02/15/24	15,206,000	15,824,337

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 02/29/24	7,284,000	7,293,819
2.13%, 03/31/24	7,684,000	7,690,900
2.00%, 04/30/24	5,892,000	5,848,847
2.50%, 05/15/24	17,196,000	17,621,532
2.00%, 05/31/24	8,774,000	8,704,422
2.00%, 06/30/24	5,250,000	5,204,267
2.38%, 08/15/24	15,452,000	15,690,424
2.25%, 11/15/24	16,342,000	16,435,198
2.00%, 02/15/25	16,145,000	15,926,784
2.13%, 05/15/25	17,494,000	17,387,059
2.00%, 08/15/25	16,753,000	16,471,282
2.25%, 11/15/25	17,184,000	17,191,045
1.63%, 02/15/26	18,446,000	17,534,140
1.63%, 05/15/26	17,303,000	16,407,103
1.50%, 08/15/26	16,880,000	15,792,033
2.00%, 11/15/26	16,036,000	15,638,852
2.25%, 02/15/27	15,929,000	15,857,750
2.38%, 05/15/27	10,968,000	11,038,908
Total Treasuries
(Cost $976,541,468)		965,610,953
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (a)	1,077,480	1,077,480
Total Other Investment Company
(Cost $1,077,480)		1,077,480

End of Investments

At 06/30/17, the tax basis cost of the fund's investments was $977,709,408 and the unrealized appreciation and depreciation were $491,707 and ($11,512,682), respectively, with a net unrealized depreciation of ($11,020,975).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$965,610,953	$—	$965,610,953
Other Investment Company[1]	1,077,480	—	—	1,077,480
Total	$1,077,480	$965,610,953	$—	$966,688,433
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at value (cost $977,618,948)		$966,688,433
Receivables:
Investments sold		15,920,435
Fund shares sold		10,792,961
Interest		4,524,415
Dividends	+	189
Total assets		997,926,433
Liabilities
Payables:
Investments bought		26,906,266
Investment adviser fees	+	47,895
Total liabilities		26,954,161
Net Assets
Total assets		997,926,433
Total liabilities	–	26,954,161
Net assets		$970,972,272
Net Assets by Source
Capital received from investors		983,182,798
Net investment income not yet distributed		1,278,063
Net realized capital losses		(2,558,074)
Net unrealized capital depreciation		(10,930,515)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$970,972,272		18,000,000		$53.94

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends		$2,208
Interest	+	7,318,058
Total investment income		7,320,266
Expenses
Investment adviser fees		263,774
Total expenses	–	263,774
Net investment income		7,056,492
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,072,559)
Net realized gains on in-kind redemptions	+	386,226
Net realized losses		(686,333)
Net change in unrealized appreciation (depreciation) on investments	+	8,168,146
Net realized and unrealized gains		7,481,813
Increase in net assets resulting from operations		$14,538,305

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$7,056,492	$9,599,251
Net realized gains (losses)		(686,333)	4,901,068
Net change in unrealized appreciation (depreciation)	+	8,168,146	(16,394,158)
Increase (decrease) in net assets resulting from operations		14,538,305	(1,893,839)
Distributions to Shareholders
Distributions from net investment income		($5,816,030)	($9,572,870)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,900,000	$209,643,308	10,100,000	$555,368,163
Shares redeemed	+	(700,000)	(37,899,096)	(3,550,000)	(195,142,443)
Net transactions in fund shares		3,200,000	$171,744,212	6,550,000	$360,225,720
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,800,000	$790,505,785	8,250,000	$441,746,774
Total increase	+	3,200,000	180,466,487	6,550,000	348,759,011
End of period		18,000,000	$970,972,272	14,800,000	$790,505,785
Net investment income not yet distributed			$1,278,063		$37,601

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$51.55	$51.41	$52.20	$50.28	$52.43	$51.50
Income (loss) from investment operations:
Net investment income (loss)	0.57 [1]	1.06 [1]	1.00 [1]	1.00	0.83	0.84
Net realized and unrealized gains (losses)	0.59	0.23 [2]	(0.71)	1.98	(1.97)	1.16
Total from investment operations	1.16	1.29	0.29	2.98	(1.14)	2.00
Less distributions:
Distributions from net investment income	(0.52)	(1.15)	(1.08)	(1.06)	(1.01)	(1.07)
Net asset value at end of period	$52.19	$51.55	$51.41	$52.20	$50.28	$52.43
Total return	2.26% [3]	2.49%	0.56%	5.97%	(2.19%)	3.90%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.05%	0.06% [6]	0.08% [7]
Net investment income (loss)	2.24% [4]	2.01%	1.92%	1.96%	1.59%	1.52%
Portfolio turnover rate[8],[9]	52% [3]	119%	104% [10]	74%	152%	151%
Net assets, end of period (x 1,000)	$3,861,905	$3,309,447	$2,102,482	$1,226,778	$497,801	$387,954

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio. (See financial note 4)
6
The expense ratio would have been 0.05%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred. (See financial note 2f)
7
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
9
Includes to-be-announced (TBA) transactions. (See financial note 2)
10
Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
25.2%	Corporates	954,709,012	971,609,958
36.9%	Treasuries	1,427,196,634	1,424,272,794
7.0%	Government Related	269,940,648	270,933,699
30.3%	Securitized	1,178,089,479	1,171,540,230
1.0%	Other Investment Company	39,655,620	39,655,620
6.0%	Short-Term Investments	231,897,914	231,909,656
106.4%	Total Investments	4,101,489,307	4,109,921,957
(6.4%)	Other Assets and Liabilities, Net		(248,017,303)
100.0%	Net Assets		3,861,904,654

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.2% of net assets

Financial Institutions 7.9%
Banking 5.8%
American Express Co.
8.13%, 05/20/19	250,000	277,924
2.65%, 12/02/22	500,000	501,203
American Express Credit Corp.
2.13%, 07/27/18	300,000	301,236
2.38%, 05/26/20 (b)	1,000,000	1,009,567
2.25%, 05/05/21 (b)	1,000,000	999,001
Bank of America Corp.
2.60%, 01/15/19	2,500,000	2,524,482
2.65%, 04/01/19	2,250,000	2,278,060
7.63%, 06/01/19	1,000,000	1,103,166
5.63%, 07/01/20	1,750,000	1,917,232
5.88%, 01/05/21	800,000	889,858
2.63%, 04/19/21	1,250,000	1,256,666
5.00%, 05/13/21	3,250,000	3,549,292
3.30%, 01/11/23	2,800,000	2,857,305
4.20%, 08/26/24	500,000	519,532
3.95%, 04/21/25	500,000	507,128
3.88%, 08/01/25	2,500,000	2,588,960
3.25%, 10/21/27 (b)	1,000,000	968,423
7.75%, 05/14/38	250,000	360,611
5.88%, 02/07/42	1,000,000	1,257,636
5.00%, 01/21/44	1,000,000	1,134,803
4.88%, 04/01/44	500,000	561,974
Bank of America NA
2.05%, 12/07/18	500,000	502,423
Bank of Montreal
2.38%, 01/25/19 (b)	600,000	605,525
2.55%, 11/06/22 (b)	250,000	249,778
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	1,500,000	1,515,247
4.15%, 02/01/21	500,000	531,721
2.20%, 08/16/23 (b)	500,000	485,226
3.00%, 10/30/28 (b)	500,000	484,586
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Nova Scotia
2.05%, 10/30/18	250,000	251,112
1.85%, 04/14/20	500,000	497,277
2.80%, 07/21/21	500,000	507,244
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,071,094
Barclays PLC
2.75%, 11/08/19	1,500,000	1,514,751
3.25%, 01/12/21	500,000	509,044
3.65%, 03/16/25	1,000,000	998,679
5.20%, 05/12/26	1,000,000	1,056,053
5.25%, 08/17/45	1,000,000	1,124,216
BB&T Corp.
2.45%, 01/15/20 (b)	250,000	252,882
3.95%, 03/22/22 (b)	100,000	105,848
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	1,007,665
5.00%, 01/15/21	200,000	218,773
3.25%, 03/03/23	350,000	359,283
4.25%, 10/15/24	300,000	313,377
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,513,672
2.50%, 07/15/19	1,000,000	1,009,874
2.65%, 02/03/21	1,500,000	1,512,055
4.00%, 04/15/24	1,000,000	1,061,109
Branch Banking & Trust Co.
1.45%, 05/10/19 (b)	500,000	496,251
3.63%, 09/16/25 (b)	1,000,000	1,041,153
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	1,003,054
Capital One Financial Corp.
4.75%, 07/15/21	800,000	863,927
3.75%, 04/24/24 (b)	1,500,000	1,535,013
4.20%, 10/29/25 (b)	750,000	757,564
Capital One NA
2.35%, 08/17/18 (b)	1,000,000	1,004,278
2.40%, 09/05/19 (b)	750,000	753,052
2.25%, 09/13/21 (b)	1,000,000	982,445
Citigroup, Inc.
2.15%, 07/30/18	1,000,000	1,003,408
2.50%, 09/26/18	2,500,000	2,517,702
2.55%, 04/08/19	1,200,000	1,211,808
2.40%, 02/18/20	1,000,000	1,006,012
2.65%, 10/26/20	2,500,000	2,525,907
2.90%, 12/08/21 (b)	1,000,000	1,011,158
4.50%, 01/14/22	750,000	807,308
3.30%, 04/27/25	1,500,000	1,503,013
5.50%, 09/13/25	1,000,000	1,113,877
4.60%, 03/09/26	1,000,000	1,051,218
3.40%, 05/01/26	2,500,000	2,477,752
3.20%, 10/21/26 (b)	1,000,000	973,683
5.30%, 05/06/44	500,000	567,920
4.65%, 07/30/45	700,000	764,248
4.75%, 08/15/46	1,000,000	1,053,895

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.38%, 08/09/19	500,000	494,536
2.50%, 01/19/21	750,000	754,820
4.38%, 08/04/25	250,000	262,612
5.25%, 05/24/41	1,500,000	1,835,313
5.25%, 08/04/45	1,000,000	1,172,509
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	1,008,522
3.13%, 12/10/20	750,000	764,724
3.45%, 04/16/21	2,000,000	2,054,902
3.80%, 09/15/22	500,000	520,102
3.75%, 03/26/25	2,500,000	2,530,092
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	310,194
Deutsche Bank AG
2.50%, 02/13/19	1,000,000	1,004,114
3.13%, 01/13/21	2,000,000	2,011,626
Discover Financial Services
3.85%, 11/21/22	1,000,000	1,025,352
Fifth Third Bancorp
8.25%, 03/01/38	350,000	525,041
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,869
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	430,732
Goldman Sachs Group, Inc.
2.90%, 07/19/18	2,500,000	2,529,037
5.38%, 03/15/20	1,000,000	1,079,950
2.75%, 09/15/20 (b)	2,000,000	2,025,596
2.63%, 04/25/21 (b)	700,000	702,007
5.25%, 07/27/21	1,262,000	1,383,977
2.35%, 11/15/21 (b)	1,000,000	987,560
5.75%, 01/24/22	1,100,000	1,239,213
3.85%, 07/08/24 (b)	650,000	675,646
3.50%, 01/23/25 (b)	1,000,000	1,011,835
4.25%, 10/21/25	1,000,000	1,035,462
5.95%, 01/15/27	265,000	309,889
3.85%, 01/26/27 (b)	1,000,000	1,018,415
6.13%, 02/15/33	750,000	940,156
6.75%, 10/01/37	500,000	650,207
6.25%, 02/01/41	1,000,000	1,308,984
4.80%, 07/08/44 (b)	500,000	555,748
5.15%, 05/22/45	1,500,000	1,669,995
4.75%, 10/21/45 (b)	500,000	554,557
HSBC Bank USA NA
4.88%, 08/24/20	500,000	537,995
HSBC Holdings PLC
5.10%, 04/05/21	850,000	924,598
2.95%, 05/25/21	1,000,000	1,013,272
4.30%, 03/08/26	1,850,000	1,963,122
3.90%, 05/25/26	2,000,000	2,066,724
6.50%, 05/02/36	500,000	642,187
6.50%, 09/15/37	500,000	648,534
6.80%, 06/01/38	500,000	670,658
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,525,195
5.00%, 09/27/20	400,000	430,168
ING Groep N.V.
3.95%, 03/29/27	1,500,000	1,562,914
JPMorgan Chase & Co.
2.35%, 01/28/19	1,000,000	1,007,846
6.30%, 04/23/19 (h)	4,000,000	4,306,184
2.25%, 01/23/20 (b)	1,000,000	1,003,461
4.25%, 10/15/20	500,000	531,186
2.55%, 10/29/20 (b)	2,750,000	2,774,359
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 08/15/21 (b)	2,000,000	1,989,528
4.35%, 08/15/21	2,500,000	2,677,402
3.20%, 01/25/23	500,000	510,172
3.38%, 05/01/23	5,500,000	5,588,511
3.88%, 02/01/24	500,000	524,488
3.88%, 09/10/24	1,000,000	1,032,710
3.13%, 01/23/25 (b)	1,000,000	995,143
3.30%, 04/01/26 (b)	1,000,000	994,123
2.95%, 10/01/26 (b)	500,000	483,129
4.13%, 12/15/26	500,000	518,905
3.78%, 02/01/28 (a)(b)	1,000,000	1,023,844
6.40%, 05/15/38	650,000	872,563
5.50%, 10/15/40	500,000	611,691
5.40%, 01/06/42 (h)	600,000	727,593
KeyCorp
2.30%, 12/13/18 (b)	500,000	502,869
Lloyds Bank PLC
6.38%, 01/21/21	500,000	562,507
Lloyds Banking Group PLC
3.10%, 07/06/21	500,000	508,358
4.50%, 11/04/24	500,000	521,489
4.65%, 03/24/26	1,500,000	1,565,827
Manufacturers & Traders Trust Co.
1.84%, 12/01/21 (a)(b)	250,000	247,188
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	500,000	508,373
2.19%, 09/13/21	2,500,000	2,465,217
3.85%, 03/01/26	750,000	784,164
Mizuho Financial Group, Inc.
3.66%, 02/28/27	600,000	619,420
Morgan Stanley
7.30%, 05/13/19 (h)	700,000	765,621
5.63%, 09/23/19	1,500,000	1,612,318
2.65%, 01/27/20	1,000,000	1,011,168
2.80%, 06/16/20	500,000	507,628
5.75%, 01/25/21	1,000,000	1,106,972
5.50%, 07/28/21	1,500,000	1,664,809
2.63%, 11/17/21	1,250,000	1,248,925
4.10%, 05/22/23	750,000	783,991
4.00%, 07/23/25	3,000,000	3,134,436
5.00%, 11/24/25	1,000,000	1,089,334
4.35%, 09/08/26	2,000,000	2,083,206
3.63%, 01/20/27	1,000,000	1,008,401
7.25%, 04/01/32	500,000	684,063
4.30%, 01/27/45	500,000	518,323
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	252,835
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,511,388
2.40%, 10/18/19 (b)	1,250,000	1,262,167
2.15%, 04/29/21 (b)	500,000	497,203
2.55%, 12/09/21 (b)	750,000	755,335
2.95%, 01/30/23 (b)	1,000,000	1,011,082
Rabobank Nederland
4.63%, 12/01/23	450,000	485,610
Regions Bank
6.45%, 06/26/37	250,000	302,071
Regions Financial Corp.
3.20%, 02/08/21 (b)	1,000,000	1,023,255
Royal Bank of Canada
2.20%, 07/27/18	750,000	754,810
2.15%, 03/15/19	1,250,000	1,258,867
2.50%, 01/19/21	500,000	503,660
2.30%, 03/22/21	1,000,000	1,003,683

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	532,183
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	1,500,000	1,520,997
4.50%, 07/17/25 (b)	1,069,000	1,101,995
Santander UK PLC
3.05%, 08/23/18	300,000	303,809
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	250,527
3.40%, 07/11/24	500,000	513,371
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	2,000,000	2,032,844
2.63%, 07/14/26	1,000,000	951,651
3.01%, 10/19/26	1,000,000	979,668
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	251,754
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	760,946
4.50%, 07/23/25 (b)	900,000	927,031
Toronto-Dominion Bank
1.75%, 07/23/18	500,000	500,901
2.13%, 07/02/19	750,000	753,893
2.50%, 12/14/20	1,500,000	1,518,054
UBS AG
2.38%, 08/14/19	1,000,000	1,009,413
4.88%, 08/04/20	1,000,000	1,078,623
US Bancorp
3.00%, 03/15/22 (b)	600,000	616,201
2.95%, 07/15/22 (b)	1,000,000	1,017,867
3.60%, 09/11/24 (b)	1,000,000	1,039,691
Wachovia Corp.
5.50%, 08/01/35	750,000	871,314
Wells Fargo & Co.
2.13%, 04/22/19	1,000,000	1,005,476
2.60%, 07/22/20	1,150,000	1,166,722
4.60%, 04/01/21	1,000,000	1,078,509
2.10%, 07/26/21	2,500,000	2,467,902
3.45%, 02/13/23	500,000	512,316
3.00%, 04/22/26	1,000,000	977,776
4.10%, 06/03/26	2,000,000	2,073,254
3.00%, 10/23/26	1,000,000	974,931
4.30%, 07/22/27	1,000,000	1,048,702
5.38%, 02/07/35	1,700,000	2,027,049
5.38%, 11/02/43	400,000	463,780
4.65%, 11/04/44	500,000	526,388
3.90%, 05/01/45	750,000	752,193
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	499,169
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,130,506
2.85%, 05/13/26	350,000	341,018
		224,147,715
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	287,507
2.88%, 09/15/26 (b)	250,000	243,027
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,052,277
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	622,600
E*TRADE Financial Corp.
4.63%, 09/15/23 (b)	200,000	208,176
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	1,000,000	1,020,278
Invesco Finance plc
3.75%, 01/15/26	650,000	674,658
Jefferies Group LLC
5.13%, 01/20/23	700,000	763,194
6.25%, 01/15/36	150,000	163,970
Nasdaq, Inc.
3.85%, 06/30/26 (b)	300,000	304,960
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	757,819
6.70%, 03/04/20 (h)	1,000,000	1,108,376
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	200,571
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (b)	300,000	307,185
3.30%, 04/01/27 (b)	200,000	199,996
		7,914,594
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	513,795
3.95%, 02/01/22 (b)	500,000	521,124
Air Lease Corp.
2.63%, 09/04/18 (b)	500,000	503,858
3.38%, 01/15/19 (b)	700,000	713,272
3.63%, 04/01/27 (b)	450,000	450,960
GATX Corp.
5.20%, 03/15/44 (b)	500,000	537,233
GE Capital International Funding Co.
3.37%, 11/15/25	1,000,000	1,035,085
4.42%, 11/15/35	1,000,000	1,090,478
HSBC Finance Corp.
6.68%, 01/15/21	350,000	394,751
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,500,000	1,587,964
4.63%, 04/15/21	500,000	533,111
		7,881,631
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	204,906
Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	751,209
4.35%, 11/03/45 (b)	1,000,000	1,099,244
Aetna, Inc.
2.75%, 11/15/22 (b)	250,000	251,178
3.50%, 11/15/24 (b)	1,650,000	1,704,734
4.75%, 03/15/44 (b)	500,000	564,271
Aflac, Inc.
3.63%, 06/15/23	500,000	526,027
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	500,000	508,478
Allstate Corp.
4.50%, 06/15/43	300,000	329,212
American International Group, Inc.
2.30%, 07/16/19 (b)	2,000,000	2,011,562
4.50%, 07/16/44 (b)	1,000,000	1,020,829

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anthem, Inc.
2.25%, 08/15/19	500,000	502,574
3.30%, 01/15/23	750,000	765,889
5.85%, 01/15/36	750,000	905,323
4.65%, 08/15/44 (b)	500,000	543,720
Aon Corp.
8.21%, 01/01/27	100,000	131,500
Aon PLC
3.50%, 06/14/24 (b)	250,000	255,283
3.88%, 12/15/25 (b)	1,000,000	1,046,804
Assurant, Inc.
6.75%, 02/15/34	151,000	187,489
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	323,124
5.75%, 01/15/40	100,000	128,316
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (b)	750,000	760,519
3.13%, 03/15/26 (b)	2,000,000	2,024,740
Chubb Corp.
6.00%, 05/11/37	250,000	326,550
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,018,007
3.15%, 03/15/25	1,000,000	1,014,931
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	158,712
5.88%, 03/15/41 (b)	250,000	315,405
5.38%, 02/15/42 (b)	300,000	362,021
CNA Financial Corp.
7.35%, 11/15/19	250,000	279,525
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,111,243
5.95%, 10/15/36	300,000	371,302
6.10%, 10/01/41	350,000	446,312
4.30%, 04/15/43	750,000	765,631
Humana, Inc.
3.85%, 10/01/24 (b)	500,000	520,421
4.80%, 03/15/47 (b)	750,000	829,851
MetLife, Inc.
4.75%, 02/08/21	750,000	816,084
3.60%, 04/10/24	1,000,000	1,051,725
5.70%, 06/15/35	500,000	617,428
6.40%, 12/15/36 (b)	1,000,000	1,157,500
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,093,199
4.50%, 11/16/21	1,000,000	1,085,698
6.63%, 12/01/37	1,000,000	1,338,264
5.88%, 09/15/42 (a)(b)	1,000,000	1,115,450
5.63%, 06/15/43 (a)(b)	700,000	770,000
5.38%, 05/15/45 (a)(b)	1,000,000	1,085,000
The Progressive Corp.
3.70%, 01/26/45	300,000	292,564
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	171,782
6.25%, 06/15/37	750,000	1,001,736
UnitedHealth Group, Inc.
2.88%, 03/15/22 (b)	1,000,000	1,023,052
3.75%, 07/15/25	500,000	527,174
6.88%, 02/15/38	750,000	1,067,312
4.75%, 07/15/45	750,000	863,606
4.20%, 01/15/47 (b)	500,000	528,799
Unum Group
5.63%, 09/15/20	350,000	383,209
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	1,003,798
5.70%, 07/15/43	200,000	233,585
XLIT Ltd.
2.30%, 12/15/18	300,000	301,426
6.25%, 05/15/27	685,000	820,148
5.25%, 12/15/43	250,000	284,431
		42,494,906
REITs 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	103,887
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	270,280
5.25%, 03/15/21 (b)	1,000,000	1,083,904
Duke Realty LP
3.25%, 06/30/26 (b)	250,000	245,971
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	251,972
2.85%, 11/01/26 (b)	750,000	722,627
4.50%, 06/01/45 (b)	250,000	266,481
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	516,322
3.50%, 04/01/25 (b)	500,000	500,729
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	350,000	365,541
HCP, Inc.
2.63%, 02/01/20 (b)	300,000	302,370
5.38%, 02/01/21 (b)	500,000	546,108
4.25%, 11/15/23 (b)	1,000,000	1,049,932
3.40%, 02/01/25 (b)	300,000	295,898
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (b)	450,000	450,653
3.75%, 07/01/27 (b)	1,000,000	990,497
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	255,264
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	257,966
4.38%, 10/01/25 (b)	1,000,000	1,050,463
4.25%, 08/15/29 (b)	200,000	204,916
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	254,053
3.40%, 11/01/22 (b)	350,000	357,212
2.80%, 10/01/26 (b)	1,000,000	924,481
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	1,100,000	1,153,712
Prologis LP
4.25%, 08/15/23 (b)	800,000	864,744
3.75%, 11/01/25 (b)	1,000,000	1,042,873
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,189,330
3.00%, 01/15/27 (b)	1,500,000	1,423,558
Simon Property Group LP
4.38%, 03/01/21 (b)	1,000,000	1,065,471
3.38%, 03/15/22 (b)	500,000	516,998
3.30%, 01/15/26 (b)	250,000	250,336
3.38%, 06/15/27 (b)	750,000	748,468
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	504,183
5.00%, 01/15/22 (b)	500,000	542,894

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	515,105
6.13%, 04/15/20	500,000	549,070
4.50%, 01/15/24 (b)	400,000	427,470
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	401,096
		22,462,835
		305,106,587

Industrial 15.6%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	266,719
4.13%, 03/15/35 (b)	1,500,000	1,497,372
5.25%, 01/15/45 (b)	250,000	284,892
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	131,508
Airgas, Inc.
3.05%, 08/01/20 (b)	100,000	102,518
3.65%, 07/15/24 (b)	800,000	832,293
Albemarle Corp.
5.45%, 12/01/44 (b)	1,250,000	1,457,546
Barrick Gold Corp.
4.10%, 05/01/23	250,000	270,822
5.25%, 04/01/42	1,000,000	1,141,934
Barrick North America Finance LLC
4.40%, 05/30/21	79,000	85,305
5.70%, 05/30/41	250,000	297,063
5.75%, 05/01/43	800,000	974,562
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	250,000	266,284
5.00%, 09/30/43	1,050,000	1,217,861
Dow Chemical Co.
8.55%, 05/15/19	500,000	560,264
3.00%, 11/15/22 (b)	1,250,000	1,275,587
7.38%, 11/01/29	750,000	1,009,279
4.25%, 10/01/34 (b)	500,000	517,187
5.25%, 11/15/41 (b)	200,000	232,591
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	354,821
3.60%, 08/15/22 (b)	549,000	570,239
Ecolab, Inc.
2.25%, 01/12/20	250,000	251,774
4.35%, 12/08/21	200,000	217,715
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	212,624
2.80%, 02/15/23	500,000	502,353
Goldcorp, Inc.
3.63%, 06/09/21 (b)	500,000	518,754
3.70%, 03/15/23 (b)	300,000	310,455
5.45%, 06/09/44 (b)	500,000	558,315
International Paper Co.
4.75%, 02/15/22 (b)	707,000	771,122
4.80%, 06/15/44 (b)	500,000	535,755
LYB International Finance BV
4.00%, 07/15/23	750,000	795,676
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	328,000	343,031
6.00%, 11/15/21 (b)	250,000	282,684
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Monsanto Co.
2.75%, 07/15/21	500,000	505,192
2.85%, 04/15/25 (b)	750,000	725,543
4.20%, 07/15/34 (b)	250,000	254,956
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	263,413
Newmont Mining Corp.
6.25%, 10/01/39	150,000	184,695
Nucor Corp.
4.13%, 09/15/22 (b)	500,000	535,528
5.20%, 08/01/43 (b)	300,000	353,339
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,000,000	1,050,418
4.50%, 11/01/23 (b)	1,000,000	1,074,401
3.65%, 09/15/24 (b)	500,000	510,627
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	350,000	354,970
5.88%, 12/01/36	100,000	118,579
Praxair, Inc.
2.65%, 02/05/25 (b)	500,000	495,437
3.20%, 01/30/26 (b)	1,000,000	1,022,837
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500,000	592,461
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (b)	1,000,000	1,124,624
Sherwin-Williams Co.
4.20%, 01/15/22 (b)(c)	100,000	106,058
3.45%, 06/01/27 (b)	300,000	302,598
4.50%, 06/01/47 (b)	1,000,000	1,052,173
Southern Copper Corp.
5.38%, 04/16/20	250,000	271,903
5.25%, 11/08/42	100,000	99,981
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	259,235
4.38%, 01/11/22	750,000	765,225
6.25%, 08/10/26	1,250,000	1,351,562
6.88%, 11/21/36	100,000	107,750
Vale S.A.
5.63%, 09/11/42	200,000	191,000
WestRock RKT Co.
4.90%, 03/01/22	200,000	218,193
Weyerhaeuser Co.
7.38%, 03/15/32	350,000	483,105
		33,022,708
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	500,919
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	102,343
Boeing Co.
4.88%, 02/15/20	750,000	807,620
2.60%, 10/30/25 (b)	500,000	492,912
5.88%, 02/15/40	350,000	460,074
3.65%, 03/01/47 (b)	500,000	502,175
Caterpillar Financial Services Corp.
7.15%, 02/15/19	750,000	813,319
Caterpillar, Inc.
3.90%, 05/27/21	1,500,000	1,594,398
2.60%, 06/26/22 (b)	500,000	504,563
3.40%, 05/15/24 (b)	500,000	521,776
6.05%, 08/15/36	150,000	194,835

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Deere & Co.
2.60%, 06/08/22 (b)	750,000	760,069
5.38%, 10/16/29	150,000	181,749
Dover Corp.
5.38%, 03/01/41 (b)	350,000	428,973
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,006,689
4.00%, 11/02/32	100,000	103,745
4.15%, 11/02/42	100,000	102,688
Emerson Electric Co.
2.63%, 12/01/21 (b)	500,000	509,778
Fortive Corp.
3.15%, 06/15/26 (b)	1,000,000	1,001,370
4.30%, 06/15/46 (b)	500,000	522,576
General Electric Capital Corp.
4.38%, 09/16/20	2,000,000	2,147,722
4.65%, 10/17/21	350,000	385,772
3.45%, 05/15/24 (b)	2,000,000	2,103,478
6.15%, 08/07/37	500,000	659,650
5.88%, 01/14/38	1,000,000	1,296,652
General Electric Co.
2.70%, 10/09/22	900,000	916,091
3.38%, 03/11/24	600,000	630,054
4.13%, 10/09/42	1,200,000	1,265,892
4.50%, 03/11/44	400,000	445,454
Honeywell International, Inc.
2.50%, 11/01/26 (b)	1,500,000	1,441,668
Illinois Tool Works, Inc.
6.25%, 04/01/19	500,000	538,361
3.90%, 09/01/42 (b)	100,000	104,096
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	505,278
John Deere Capital Corp.
1.75%, 08/10/18	500,000	501,129
1.70%, 01/15/20	750,000	747,628
3.90%, 07/12/21	500,000	531,166
Johnson Controls International plc
3.63%, 07/02/24 (b)	500,000	518,329
3.90%, 02/14/26 (b)	500,000	524,446
6.00%, 01/15/36	500,000	616,046
4.63%, 07/02/44 (b)	200,000	215,656
5.13%, 09/14/45 (b)	500,000	577,209
L-3 Technologies, Inc.
4.95%, 02/15/21 (b)	500,000	539,460
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	501,000
4.25%, 11/15/19 (h)	250,000	263,412
2.50%, 11/23/20 (b)	1,000,000	1,014,526
3.35%, 09/15/21	500,000	520,610
3.10%, 01/15/23 (b)	500,000	512,176
3.55%, 01/15/26 (b)	500,000	519,031
Masco Corp.
3.50%, 04/01/21 (b)	500,000	515,985
4.50%, 05/15/47 (b)	500,000	504,331
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	522,095
3.25%, 08/01/23	1,000,000	1,035,658
3.20%, 02/01/27 (b)	500,000	504,444
4.75%, 06/01/43	1,000,000	1,131,044
3.85%, 04/15/45 (b)	750,000	746,910
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,056,309
7.00%, 12/01/36	500,000	651,630
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	781,452
2.90%, 07/01/26 (b)	1,000,000	982,344
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	1,350,000	1,363,929
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	253,243
3.80%, 12/15/26 (b)	350,000	360,304
Textron, Inc.
3.88%, 03/01/25 (b)	250,000	257,219
United Technologies Corp.
1.50%, 11/01/19	750,000	746,604
4.50%, 04/15/20	500,000	534,847
1.95%, 11/01/21 (b)	500,000	494,556
6.13%, 07/15/38	150,000	196,864
5.70%, 04/15/40	1,000,000	1,256,660
4.50%, 06/01/42	1,900,000	2,079,502
Vulcan Materials Co.
7.50%, 06/15/21	300,000	354,358
3.90%, 04/01/27 (b)	600,000	617,832
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	204,914
4.10%, 03/01/45 (b)	500,000	526,168
		49,333,765
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	194,189
4.00%, 10/01/23	1,000,000	1,057,601
6.20%, 12/15/34	500,000	617,359
6.15%, 03/01/37	200,000	250,640
6.65%, 11/15/37	250,000	330,833
6.15%, 02/15/41	350,000	443,269
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	204,315
6.13%, 03/30/40	500,000	609,880
4.38%, 07/16/42	500,000	507,126
American Tower Corp.
3.40%, 02/15/19	750,000	765,970
5.05%, 09/01/20	250,000	269,487
2.25%, 01/15/22	250,000	244,028
3.50%, 01/31/23	750,000	770,157
5.00%, 02/15/24	100,000	110,650
3.13%, 01/15/27 (b)	750,000	721,335
AT&T, Inc.
5.80%, 02/15/19	800,000	848,970
2.45%, 06/23/20 (b)	2,000,000	2,011,672
3.00%, 02/15/22	350,000	351,935
3.20%, 03/01/22 (b)	750,000	759,953
3.00%, 06/23/22 (b)	2,000,000	2,003,336
3.95%, 01/15/25 (b)	250,000	255,196
3.40%, 05/15/25 (b)	1,000,000	984,770
4.13%, 02/17/26 (b)	1,000,000	1,027,076
4.25%, 03/01/27 (b)	2,200,000	2,279,099
4.50%, 05/15/35 (b)	1,000,000	986,781
5.25%, 03/01/37 (b)	1,000,000	1,068,646
6.00%, 08/15/40 (b)	1,000,000	1,132,837
5.35%, 09/01/40	525,000	557,788
5.15%, 03/15/42	400,000	409,911
4.30%, 12/15/42 (b)	750,000	699,084
4.35%, 06/15/45 (b)	1,750,000	1,630,550
4.75%, 05/15/46 (b)	1,000,000	984,412
5.65%, 02/15/47 (b)	500,000	554,711
4.50%, 03/09/48 (b)	1,763,000	1,656,236
4.55%, 03/09/49 (b)	259,000	245,747

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CBS Corp.
3.38%, 02/15/28 (b)	300,000	294,678
5.50%, 05/15/33	300,000	326,722
4.90%, 08/15/44 (b)	400,000	421,674
4.60%, 01/15/45 (b)	250,000	257,461
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	517,051
4.91%, 07/23/25 (b)	1,500,000	1,623,117
6.38%, 10/23/35 (b)	500,000	594,341
6.48%, 10/23/45 (b)	1,250,000	1,505,556
5.38%, 05/01/47 (b)(c)	500,000	530,973
Comcast Corp.
5.15%, 03/01/20	1,000,000	1,083,950
2.85%, 01/15/23	1,500,000	1,523,115
3.30%, 02/01/27 (b)	1,000,000	1,013,499
7.05%, 03/15/33	500,000	684,475
6.95%, 08/15/37	1,000,000	1,413,364
4.65%, 07/15/42	500,000	549,466
4.60%, 08/15/45 (b)	1,000,000	1,093,127
Crown Castle International Corp.
4.88%, 04/15/22	750,000	820,197
4.45%, 02/15/26 (b)	500,000	532,013
4.75%, 05/15/47 (b)	750,000	766,258
Deutsche Telekom International Finance BV
6.75%, 08/20/18	500,000	526,675
6.00%, 07/08/19	300,000	323,470
Discovery Communications LLC
5.05%, 06/01/20	1,200,000	1,284,654
6.35%, 06/01/40	1,500,000	1,658,476
4.88%, 04/01/43	1,250,000	1,171,199
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	312,457
4.80%, 03/01/26 (b)	500,000	549,521
Grupo Televisa S.A.B.
6.63%, 03/18/25	500,000	592,726
6.63%, 01/15/40	500,000	581,309
6.13%, 01/31/46 (b)	750,000	838,115
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,089,412
4.38%, 04/01/21 (h)	750,000	808,833
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	266,546
3.63%, 05/01/22	1,000,000	1,044,907
3.65%, 11/01/24 (b)	250,000	256,769
3.60%, 04/15/26 (b)	500,000	503,995
Orange S.A.
5.50%, 02/06/44 (b)	500,000	599,132
Qwest Corp.
6.75%, 12/01/21	850,000	941,174
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	251,812
3.63%, 12/15/25 (b)	500,000	512,697
5.00%, 03/15/44 (b)	500,000	567,705
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	1,000,000	1,012,408
TCI Communications, Inc.
7.13%, 02/15/28	300,000	396,957
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	269,802
5.46%, 02/16/21	250,000	275,209
4.57%, 04/27/23	150,000	163,502
7.05%, 06/20/36	650,000	856,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	643,950
Time Warner Cable, Inc.
5.00%, 02/01/20	1,680,000	1,793,301
4.13%, 02/15/21 (b)	500,000	523,262
5.88%, 11/15/40 (b)	1,000,000	1,118,275
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,501,314
4.88%, 03/15/20	200,000	213,910
4.75%, 03/29/21	300,000	323,356
3.55%, 06/01/24 (b)	400,000	405,926
3.88%, 01/15/26 (b)	1,000,000	1,018,733
4.85%, 07/15/45 (b)	1,000,000	1,033,633
Verizon Communications, Inc.
3.65%, 09/14/18	2,500,000	2,556,147
1.38%, 08/15/19	500,000	495,820
2.63%, 02/21/20	1,350,000	1,368,820
4.50%, 09/15/20	500,000	534,520
4.60%, 04/01/21	500,000	536,678
3.00%, 11/01/21 (b)	500,000	507,114
5.15%, 09/15/23	1,250,000	1,390,340
4.15%, 03/15/24 (b)	1,000,000	1,054,107
3.50%, 11/01/24 (b)	1,000,000	1,010,820
4.40%, 11/01/34 (b)	2,500,000	2,484,587
5.85%, 09/15/35	3,146,000	3,633,646
4.86%, 08/21/46	1,000,000	1,004,055
4.52%, 09/15/48	388,000	368,576
5.01%, 08/21/54	1,000,000	991,523
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,062,998
3.88%, 12/15/21	100,000	104,373
3.88%, 04/01/24 (b)	400,000	408,036
6.88%, 04/30/36	400,000	468,690
5.85%, 09/01/43 (b)	500,000	541,803
Vodafone Group PLC
2.50%, 09/26/22	500,000	496,656
2.95%, 02/19/23	1,000,000	1,006,630
Walt Disney Co.
2.35%, 12/01/22	1,250,000	1,253,672
3.00%, 02/13/26	800,000	805,041
		93,412,712
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	255,431
4.50%, 11/28/34 (b)	500,000	552,313
Amazon.com, Inc.
2.60%, 12/05/19 (b)	1,000,000	1,019,407
3.30%, 12/05/21 (b)	500,000	521,713
2.50%, 11/29/22 (b)	400,000	403,687
3.80%, 12/05/24 (b)	500,000	533,532
4.80%, 12/05/34 (b)	500,000	577,322
4.95%, 12/05/44 (b)	500,000	591,577
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	519,067
3.25%, 04/15/25 (b)	1,000,000	984,155
Best Buy Co., Inc.
5.00%, 08/01/18	500,000	516,382
Carnival Corp.
3.95%, 10/15/20	350,000	370,663
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	498,994
1.75%, 02/15/20	500,000	499,385
2.15%, 05/18/21 (b)	1,000,000	1,000,707
3.00%, 05/18/27 (b)	500,000	499,463

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Health Corp.
2.25%, 08/12/19 (b)	1,250,000	1,258,166
3.50%, 07/20/22 (b)	700,000	726,755
3.38%, 08/12/24 (b)	1,000,000	1,018,076
3.88%, 07/20/25 (b)	943,000	982,127
5.30%, 12/05/43 (b)	200,000	231,344
5.13%, 07/20/45 (b)	1,500,000	1,726,299
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	650,000	661,743
Delphi Automotive PLC
4.40%, 10/01/46 (b)	500,000	500,608
Delphi Corp.
4.15%, 03/15/24 (b)	150,000	157,744
DR Horton, Inc.
4.00%, 02/15/20	500,000	519,545
eBay, Inc.
2.15%, 06/05/20	400,000	400,291
3.80%, 03/09/22 (b)	500,000	523,050
3.60%, 06/05/27 (b)	1,000,000	990,352
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,267,289
4.75%, 01/15/43	600,000	581,266
5.29%, 12/08/46 (b)	1,500,000	1,545,235
Ford Motor Credit Co. LLC
2.02%, 05/03/19	1,500,000	1,498,342
3.16%, 08/04/20	300,000	305,946
5.88%, 08/02/21	1,750,000	1,953,268
4.13%, 08/04/25	1,000,000	1,018,992
General Motors Co.
3.50%, 10/02/18	250,000	254,467
4.88%, 10/02/23	1,000,000	1,073,120
6.25%, 10/02/43	750,000	835,880
General Motors Financial Co., Inc.
3.15%, 01/15/20 (b)	1,500,000	1,526,616
4.38%, 09/25/21	2,000,000	2,110,166
3.45%, 01/14/22 (b)	750,000	762,711
4.35%, 01/17/27 (b)	1,250,000	1,267,787
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	503,636
2.00%, 04/01/21 (b)	800,000	798,181
4.40%, 04/01/21 (b)	500,000	539,186
2.63%, 06/01/22 (b)	250,000	253,951
3.75%, 02/15/24 (b)	500,000	531,925
5.88%, 12/16/36	1,200,000	1,566,146
5.95%, 04/01/41 (b)	500,000	662,468
4.88%, 02/15/44 (b)	750,000	870,880
Kohl's Corp.
4.00%, 11/01/21 (b)	350,000	358,796
Lear Corp.
5.25%, 01/15/25 (b)	1,000,000	1,058,742
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	776,047
3.38%, 09/15/25 (b)	1,000,000	1,034,018
3.10%, 05/03/27 (b)	500,000	498,345
6.50%, 03/15/29	251,000	327,662
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	183,605
6.65%, 07/15/24	500,000	545,458
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	203,128
3.13%, 10/15/21 (b)	200,000	204,860
3.75%, 03/15/25 (b)	1,000,000	1,031,830
Mastercard, Inc.
3.80%, 11/21/46 (b)	500,000	509,214
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McDonald's Corp.
2.75%, 12/09/20 (b)	1,500,000	1,528,413
3.38%, 05/26/25 (b)	350,000	358,571
4.88%, 12/09/45 (b)	600,000	671,582
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	99,066
3.63%, 05/01/43 (b)	50,000	48,056
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	306,713
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	504,342
QVC, Inc.
5.13%, 07/02/22	200,000	211,693
4.38%, 03/15/23	1,000,000	1,012,709
5.45%, 08/15/34 (b)	200,000	190,958
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	509,639
3.85%, 10/01/23 (b)	300,000	323,296
Target Corp.
2.30%, 06/26/19	1,000,000	1,012,627
3.50%, 07/01/24	250,000	259,184
4.00%, 07/01/42	500,000	495,064
Toyota Motor Credit Corp.
1.55%, 07/13/18	2,500,000	2,504,737
1.70%, 02/19/19	1,000,000	1,001,427
1.55%, 10/18/19	350,000	348,579
3.40%, 09/15/21	1,350,000	1,411,594
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,008,849
4.15%, 12/14/35 (b)	1,500,000	1,628,320
4.30%, 12/14/45 (b)	750,000	824,645
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	520,961
2.55%, 04/11/23 (b)	700,000	705,492
5.25%, 09/01/35	1,050,000	1,283,019
6.50%, 08/15/37	500,000	705,614
6.20%, 04/15/38	700,000	958,750
5.63%, 04/15/41	750,000	976,019
4.00%, 04/11/43 (b)	500,000	528,700
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,040,219
3.45%, 06/01/26 (b)	500,000	499,893
4.80%, 11/18/44 (b)	1,100,000	1,175,088
		72,152,880
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.90%, 11/30/21 (b)	1,500,000	1,518,286
2.55%, 03/15/22	500,000	496,753
3.40%, 11/30/23 (b)	500,000	512,556
3.75%, 11/30/26 (b)	1,000,000	1,022,781
4.75%, 04/15/43 (b)	1,000,000	1,062,167
4.90%, 11/30/46 (b)	500,000	552,933
AbbVie, Inc.
2.00%, 11/06/18	1,000,000	1,002,702
2.90%, 11/06/22	500,000	505,325
3.20%, 11/06/22 (b)	300,000	308,063
2.85%, 05/14/23 (b)	2,000,000	1,998,212
4.50%, 05/14/35 (b)	1,500,000	1,586,761
4.40%, 11/06/42	1,000,000	1,028,364
Actavis Funding SCS
3.45%, 03/15/22 (b)	1,500,000	1,547,841
3.85%, 06/15/24 (b)	500,000	522,363

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 03/15/25 (b)	500,000	518,011
4.75%, 03/15/45 (b)	168,000	182,063
Actavis, Inc.
3.25%, 10/01/22 (b)	500,000	511,445
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,140,190
Altria Group, Inc.
9.25%, 08/06/19	250,000	287,076
4.75%, 05/05/21	500,000	545,642
2.85%, 08/09/22	600,000	609,793
2.95%, 05/02/23	800,000	806,903
4.25%, 08/09/42	200,000	207,197
Amgen, Inc.
5.70%, 02/01/19	500,000	530,227
2.20%, 05/22/19 (b)	1,500,000	1,509,835
3.88%, 11/15/21 (b)	500,000	527,525
3.63%, 05/22/24 (b)	500,000	522,344
4.95%, 10/01/41	500,000	543,985
5.15%, 11/15/41 (b)	500,000	559,320
4.40%, 05/01/45 (b)	500,000	515,631
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	401,049
2.15%, 02/01/19	1,900,000	1,912,753
2.65%, 02/01/21 (b)	3,000,000	3,042,744
3.30%, 02/01/23 (b)	1,000,000	1,031,002
3.70%, 02/01/24	1,200,000	1,257,353
3.65%, 02/01/26 (b)	1,500,000	1,548,171
4.70%, 02/01/36 (b)	2,000,000	2,208,138
4.63%, 02/01/44	500,000	540,155
4.90%, 02/01/46 (b)	1,350,000	1,529,761
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	500,000	543,804
6.88%, 11/15/19	350,000	389,015
5.00%, 04/15/20	1,000,000	1,079,047
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	500,000	479,211
AstraZeneca PLC
1.75%, 11/16/18	500,000	500,512
2.38%, 11/16/20	500,000	503,118
6.45%, 09/15/37	1,650,000	2,226,238
Baxalta, Inc.
2.88%, 06/23/20 (b)	1,250,000	1,270,832
3.60%, 06/23/22 (b)	1,000,000	1,036,670
4.00%, 06/23/25 (b)	1,750,000	1,828,300
5.25%, 06/23/45 (b)	1,000,000	1,176,394
Becton Dickinson & Co.
2.68%, 12/15/19	200,000	202,568
3.25%, 11/12/20	500,000	512,350
3.36%, 06/06/24 (b)	1,500,000	1,505,683
3.73%, 12/15/24 (b)	1,000,000	1,017,981
4.69%, 12/15/44 (b)	250,000	258,461
4.67%, 06/06/47 (b)	500,000	521,896
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,041,642
4.05%, 09/15/25 (b)	1,000,000	1,057,584
5.20%, 09/15/45 (b)	500,000	572,608
Boston Scientific Corp.
6.00%, 01/15/20	650,000	707,851
4.13%, 10/01/23 (b)	100,000	105,849
Bristol-Myers Squibb Co.
3.25%, 02/27/27	500,000	504,939
3.25%, 08/01/42	100,000	90,622
Campbell Soup Co.
2.50%, 08/02/22	350,000	350,256
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
3.08%, 06/15/24 (b)	250,000	250,984
3.75%, 09/15/25 (b)	250,000	260,236
4.90%, 09/15/45 (b)	500,000	553,178
Celgene Corp.
2.30%, 08/15/18	750,000	754,506
2.88%, 08/15/20	1,000,000	1,023,337
3.55%, 08/15/22	2,000,000	2,084,456
3.63%, 05/15/24 (b)	700,000	726,159
4.63%, 05/15/44 (b)	300,000	316,387
5.00%, 08/15/45 (b)	250,000	282,604
Coca-Cola Co.
3.30%, 09/01/21	750,000	785,151
Colgate-Palmolive Co.
1.75%, 03/15/19	500,000	501,494
3.25%, 03/15/24	200,000	207,483
Conagra Brands, Inc.
3.20%, 01/25/23 (b)	783,000	790,178
Constellation Brands, Inc.
4.25%, 05/01/23	500,000	532,985
Diageo Capital PLC
5.88%, 09/30/36	150,000	193,448
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	505,138
Eli Lilly & Co.
2.35%, 05/15/22	500,000	501,704
3.10%, 05/15/27 (b)	500,000	505,542
3.70%, 03/01/45 (b)	500,000	495,124
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	501,894
3.40%, 03/01/27 (b)	500,000	483,544
4.80%, 07/15/46 (b)	1,000,000	1,021,141
General Mills, Inc.
5.65%, 02/15/19	500,000	529,760
Genzyme Corp.
5.00%, 06/15/20	250,000	270,234
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	250,632
2.05%, 04/01/19	1,000,000	1,003,420
2.55%, 09/01/20	500,000	507,436
4.40%, 12/01/21 (b)	350,000	377,797
3.70%, 04/01/24 (b)	400,000	416,194
3.50%, 02/01/25 (b)	500,000	513,617
5.65%, 12/01/41 (b)	200,000	242,951
4.80%, 04/01/44 (b)	350,000	382,275
4.50%, 02/01/45 (b)	250,000	259,775
4.75%, 03/01/46 (b)	750,000	825,343
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/22	150,000	153,359
Hasbro, Inc.
6.35%, 03/15/40	450,000	542,567
5.10%, 05/15/44 (b)	600,000	645,844
JM Smucker Co.
3.50%, 03/15/25	750,000	772,110
4.25%, 03/15/35	1,000,000	1,044,410
4.38%, 03/15/45	1,000,000	1,049,499
Johnson & Johnson
2.45%, 03/01/26 (b)	350,000	341,687
3.70%, 03/01/46 (b)	1,000,000	1,030,013
Kellogg Co.
4.00%, 12/15/20	500,000	528,573
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	139,762
5.30%, 03/01/41	200,000	247,063

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	878,072
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	263,827
5.00%, 03/15/42	100,000	110,147
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,000,000	1,002,776
6.13%, 08/23/18	750,000	785,887
5.38%, 02/10/20	1,000,000	1,078,437
3.50%, 06/06/22	1,500,000	1,551,546
3.00%, 06/01/26 (b)	2,000,000	1,917,798
5.00%, 06/04/42	1,000,000	1,059,512
5.20%, 07/15/45 (b)	500,000	542,956
4.38%, 06/01/46 (b)	500,000	491,653
Laboratory Corp. of America Holdings
2.63%, 02/01/20	750,000	756,644
McKesson Corp.
2.28%, 03/15/19	800,000	804,921
3.80%, 03/15/24 (b)	500,000	521,172
6.00%, 03/01/41 (b)	500,000	613,217
Medtronic, Inc.
2.50%, 03/15/20	1,750,000	1,776,050
3.15%, 03/15/22	500,000	517,756
3.63%, 03/15/24 (b)	200,000	210,719
3.50%, 03/15/25	1,000,000	1,041,313
4.38%, 03/15/35	1,500,000	1,641,480
4.63%, 03/15/45	750,000	846,140
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	529,829
2.75%, 02/10/25 (b)	2,000,000	1,995,612
3.70%, 02/10/45 (b)	500,000	499,915
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,000,000	984,315
3.50%, 05/01/22	200,000	207,388
4.20%, 07/15/46 (b)	500,000	495,140
Mondelez International, Inc.
5.38%, 02/10/20	250,000	269,791
Mylan N.V.
3.95%, 06/15/26 (b)	1,000,000	1,015,093
Newell Brands, Inc.
2.88%, 12/01/19 (b)	400,000	407,094
3.90%, 11/01/25 (b)	1,000,000	1,037,327
4.20%, 04/01/26 (b)	1,700,000	1,806,976
5.38%, 04/01/36 (b)	500,000	578,944
5.50%, 04/01/46 (b)	1,000,000	1,206,842
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	106,871
3.00%, 11/20/25 (b)	1,000,000	1,011,393
3.10%, 05/17/27 (b)	750,000	760,393
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500,000	526,570
PepsiCo, Inc.
2.25%, 01/07/19 (b)	750,000	757,434
1.50%, 02/22/19	1,000,000	998,801
1.35%, 10/04/19	500,000	495,749
2.75%, 03/05/22	750,000	767,099
3.60%, 03/01/24 (b)	500,000	529,402
4.88%, 11/01/40	200,000	231,973
4.60%, 07/17/45 (b)	1,300,000	1,455,590
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	508,485
Pfizer, Inc.
1.45%, 06/03/19	1,000,000	996,332
2.75%, 06/03/26	1,000,000	985,464
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 05/15/44	1,000,000	1,100,703
4.13%, 12/15/46	1,500,000	1,595,067
Philip Morris International, Inc.
4.50%, 03/26/20	250,000	266,774
4.13%, 05/17/21	500,000	533,240
2.90%, 11/15/21	250,000	256,049
2.50%, 08/22/22	100,000	99,963
6.38%, 05/16/38	650,000	858,961
4.38%, 11/15/41	250,000	263,193
4.88%, 11/15/43	1,000,000	1,119,907
4.25%, 11/10/44	200,000	206,381
Procter & Gamble Co.
1.85%, 02/02/21	1,000,000	994,721
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	426,137
2.50%, 03/30/20 (b)	500,000	503,549
3.50%, 03/30/25 (b)	1,000,000	1,017,303
3.45%, 06/01/26 (b)	300,000	301,130
4.70%, 03/30/45 (b)	500,000	527,687
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	536,549
6.15%, 09/15/43	500,000	626,595
5.85%, 08/15/45 (b)	1,500,000	1,844,094
Sanofi
4.00%, 03/29/21	150,000	159,627
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (b)	500,000	494,662
Stryker Corp.
3.50%, 03/15/26 (b)	2,000,000	2,052,102
4.63%, 03/15/46 (b)	500,000	548,468
Sysco Corp.
3.75%, 10/01/25 (b)	750,000	778,843
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	500,000	497,739
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	750,000	736,951
3.15%, 10/01/26	1,000,000	951,556
4.10%, 10/01/46	1,000,000	924,867
The Coca-Cola Co.
1.65%, 11/01/18	500,000	501,326
3.15%, 11/15/20	1,000,000	1,039,506
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	502,201
1.50%, 09/30/19	1,000,000	985,692
6.15%, 01/15/20	300,000	328,010
3.85%, 08/01/23 (b)	350,000	365,337
7.50%, 04/01/31 (h)	100,000	132,913
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	53,522
3.60%, 08/15/21 (b)	550,000	573,608
3.30%, 02/15/22	500,000	517,198
4.15%, 02/01/24 (b)	800,000	854,362
5.30%, 02/01/44 (b)	200,000	234,254
Tyson Foods, Inc.
4.50%, 06/15/22 (b)	250,000	271,341
4.88%, 08/15/34 (b)	1,000,000	1,097,271
Unilever Capital Corp.
4.25%, 02/10/21	800,000	856,196
Wyeth LLC
5.95%, 04/01/37	500,000	647,584
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (b)	500,000	504,880

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	256,533
4.70%, 02/01/43 (b)	100,000	109,040
		152,119,282
Energy 2.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (b)	750,000	801,169
6.45%, 09/15/36	1,000,000	1,180,522
6.60%, 03/15/46 (b)	1,000,000	1,239,428
Apache Corp.
6.90%, 09/15/18	600,000	634,222
3.25%, 04/15/22 (b)	1,500,000	1,523,461
6.00%, 01/15/37	1,000,000	1,160,470
4.75%, 04/15/43 (b)	600,000	603,959
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	86,000	88,530
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	530,492
4.45%, 07/15/27 (b)	1,000,000	1,025,885
BP Capital Markets PLC
4.75%, 03/10/19	250,000	262,304
1.68%, 05/03/19	200,000	199,381
2.32%, 02/13/20	750,000	757,169
4.50%, 10/01/20	800,000	859,376
4.74%, 03/11/21	1,500,000	1,630,876
3.56%, 11/01/21	500,000	523,664
3.06%, 03/17/22	500,000	511,419
3.25%, 05/06/22	200,000	205,875
Buckeye Partners LP
4.88%, 02/01/21 (b)	350,000	370,828
4.35%, 10/15/24 (b)	300,000	309,467
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (b)	150,000	152,024
6.25%, 03/15/38	100,000	116,911
Cenovus Energy, Inc.
3.00%, 08/15/22 (b)	1,000,000	957,265
Chevron Corp.
1.96%, 03/03/20 (b)	500,000	501,705
2.50%, 03/03/22 (b)	300,000	303,000
2.36%, 12/05/22 (b)	499,000	497,071
3.19%, 06/24/23 (b)	1,150,000	1,191,162
2.90%, 03/03/24 (b)	1,000,000	1,008,997
Conoco, Inc.
6.95%, 04/15/29	200,000	257,060
ConocoPhillips Co.
3.35%, 11/15/24 (b)	1,250,000	1,276,455
4.95%, 03/15/26 (b)	500,000	557,831
6.50%, 02/01/39	350,000	461,035
4.30%, 11/15/44 (b)	500,000	512,548
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (b)	1,300,000	1,378,775
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,053,308
Enbridge, Inc.
4.25%, 12/01/26 (b)	1,000,000	1,044,124
3.70%, 07/15/27 (b)(g)	500,000	500,670
4.50%, 06/10/44 (b)	150,000	147,362
5.50%, 12/01/46 (b)	500,000	561,385
Encana Corp.
6.50%, 05/15/19	250,000	266,760
Energy Transfer LP
4.15%, 10/01/20 (b)	1,500,000	1,559,029
5.20%, 02/01/22 (b)	2,000,000	2,152,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 01/15/26 (b)	250,000	260,524
4.20%, 04/15/27 (b)	250,000	250,421
4.90%, 03/15/35 (b)	750,000	731,427
6.63%, 10/15/36	500,000	560,750
7.50%, 07/01/38	1,000,000	1,216,372
6.50%, 02/01/42 (b)	1,500,000	1,680,909
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	499,115
4.85%, 07/15/26 (b)	500,000	521,137
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	1,500,000	1,513,755
2.85%, 04/15/21 (b)	1,500,000	1,518,304
3.35%, 03/15/23 (b)	500,000	514,049
3.90%, 02/15/24 (b)	400,000	416,636
3.95%, 02/15/27 (b)	350,000	362,472
6.65%, 10/15/34	250,000	311,751
5.10%, 02/15/45 (b)	500,000	551,148
EOG Resources, Inc.
5.63%, 06/01/19	500,000	533,469
2.63%, 03/15/23 (b)	500,000	494,154
4.15%, 01/15/26 (b)	250,000	263,130
3.90%, 04/01/35 (b)	1,500,000	1,459,320
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	2,000,000	2,008,368
2.22%, 03/01/21 (b)	1,000,000	1,007,073
3.57%, 03/06/45 (b)	500,000	482,204
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	513,304
5.00%, 11/15/45 (b)	500,000	534,038
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,838,000
Hess Corp.
7.30%, 08/15/31	97,000	111,909
7.13%, 03/15/33	600,000	679,456
5.80%, 04/01/47 (b)	1,000,000	1,011,872
Husky Energy, Inc.
7.25%, 12/15/19	200,000	222,343
3.95%, 04/15/22 (b)	500,000	517,378
6.80%, 09/15/37	500,000	622,764
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	293,609
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (h)	800,000	882,558
3.45%, 02/15/23 (b)	1,500,000	1,511,004
4.30%, 05/01/24 (b)	300,000	310,510
5.80%, 03/15/35	100,000	108,494
5.00%, 08/15/42 (b)	100,000	98,100
4.70%, 11/01/42 (b)	300,000	284,245
5.40%, 09/01/44 (b)	400,000	404,859
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	750,000	781,028
5.55%, 06/01/45 (b)	700,000	744,483
Magellan Midstream Partners LP
5.15%, 10/15/43 (b)	750,000	817,165
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	287,976
6.60%, 10/01/37	200,000	221,341
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	271,214
3.63%, 09/15/24 (b)	500,000	505,992
6.50%, 03/01/41 (b)	500,000	579,300
4.75%, 09/15/44 (b)	250,000	238,397
MPLX LP
4.00%, 02/15/25 (b)	250,000	252,100

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nexen, Inc.
5.88%, 03/10/35	600,000	718,469
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	280,662
5.25%, 11/15/43 (b)	400,000	415,932
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	1,000,000	1,010,157
4.40%, 04/15/46 (b)	1,500,000	1,562,995
Petro-Canada
5.95%, 05/15/35	500,000	600,823
6.80%, 05/15/38	750,000	980,455
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,076,025
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	495,945
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	281,527
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	107,593
5.00%, 02/01/21 (b)	1,000,000	1,069,006
3.65%, 06/01/22 (b)	200,000	204,249
3.85%, 10/15/23 (b)	150,000	151,201
4.50%, 12/15/26 (b)	1,000,000	1,013,241
6.65%, 01/15/37	100,000	112,696
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	1,250,000	1,393,822
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	1,000,000	1,052,000
Shell International Finance BV
4.30%, 09/22/19	2,100,000	2,211,520
1.88%, 05/10/21	500,000	494,142
3.25%, 05/11/25	1,500,000	1,533,862
4.13%, 05/11/35	500,000	521,577
6.38%, 12/15/38	1,000,000	1,333,187
4.55%, 08/12/43	750,000	804,409
Spectra Energy Capital LLC
5.65%, 03/01/20	300,000	322,547
3.30%, 03/15/23 (b)	500,000	502,492
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	107,595
5.95%, 09/25/43 (b)	600,000	694,792
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	500,000	512,403
5.95%, 12/01/34	250,000	302,040
6.50%, 06/15/38	1,150,000	1,477,251
Tosco Corp.
7.80%, 01/01/27	150,000	194,388
Total Capital International S.A.
2.88%, 02/17/22	500,000	509,684
3.70%, 01/15/24	1,000,000	1,052,987
3.75%, 04/10/24	500,000	528,626
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (b)	600,000	659,566
7.63%, 01/15/39	500,000	731,600
Valero Energy Corp.
6.63%, 06/15/37	700,000	867,158
4.90%, 03/15/45	500,000	522,898
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	497,583
Williams Partners LP
5.25%, 03/15/20	250,000	269,216
3.60%, 03/15/22 (b)	350,000	357,952
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 01/15/25 (b)	350,000	354,402
6.30%, 04/15/40	500,000	581,313
		93,147,341
Industrial Other 0.1%
President & Fellows of Harvard College
3.30%, 07/15/56 (b)	1,500,000	1,439,329
Princeton University
4.95%, 03/01/19	750,000	790,474
5.70%, 03/01/39	1,000,000	1,360,641
		3,590,444
Technology 2.2%
Alphabet, Inc.
3.38%, 02/25/24	600,000	631,331
Apple, Inc.
2.10%, 05/06/19	850,000	858,200
2.85%, 05/06/21	1,500,000	1,543,092
2.40%, 05/03/23	1,500,000	1,489,402
3.25%, 02/23/26 (b)	500,000	509,511
3.35%, 02/09/27 (b)	1,500,000	1,535,340
3.85%, 05/03/43	1,000,000	1,002,166
4.45%, 05/06/44	1,000,000	1,090,625
3.45%, 02/09/45	500,000	471,055
4.38%, 05/13/45	1,000,000	1,083,842
4.25%, 02/09/47 (b)	2,000,000	2,126,654
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	254,421
4.30%, 06/15/21	250,000	270,007
Arrow Electronics, Inc.
4.50%, 03/01/23 (b)	200,000	211,784
Baidu, Inc.
3.00%, 06/30/20	500,000	507,635
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,065,726
2.20%, 02/28/21	500,000	502,965
3.63%, 03/04/24	250,000	264,663
3.50%, 06/15/25	250,000	260,847
5.90%, 02/15/39	500,000	651,455
5.50%, 01/15/40	1,500,000	1,874,533
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	511,923
4.42%, 06/15/21 (b)(c)	1,000,000	1,055,153
5.45%, 06/15/23 (b)(c)	500,000	543,260
6.02%, 06/15/26 (b)(c)	3,000,000	3,310,179
8.35%, 07/15/46 (b)(c)	200,000	258,935
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (b)	250,000	247,551
3.50%, 04/15/23 (b)	300,000	312,118
5.00%, 10/15/25 (b)	500,000	559,275
Fiserv, Inc.
4.63%, 10/01/20	750,000	802,752
3.85%, 06/01/25 (b)	250,000	260,131
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	531,948
Harris Corp.
6.15%, 12/15/40	150,000	187,724
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,000,000	2,017,730
3.60%, 10/15/20 (b)	2,500,000	2,579,687
4.40%, 10/15/22 (b)	1,000,000	1,061,346
4.90%, 10/15/25 (b)	1,250,000	1,312,671
6.20%, 10/15/35 (b)	750,000	813,180
6.35%, 10/15/45 (b)	2,500,000	2,651,040

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
HP, Inc.
4.65%, 12/09/21	500,000	540,174
Intel Corp.
3.70%, 07/29/25 (b)	1,750,000	1,839,084
4.80%, 10/01/41	750,000	861,054
4.25%, 12/15/42 (h)	250,000	265,153
International Business Machines Corp.
1.88%, 05/15/19	200,000	200,631
2.25%, 02/19/21	1,500,000	1,506,190
3.38%, 08/01/23	150,000	155,998
3.63%, 02/12/24	500,000	523,094
4.00%, 06/20/42	500,000	500,535
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	1,000,000	1,052,495
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	540,798
Lam Research Corp.
2.80%, 06/15/21 (b)	1,000,000	1,015,320
3.80%, 03/15/25 (b)	500,000	511,349
Microsoft Corp.
1.30%, 11/03/18	2,000,000	1,997,214
1.63%, 12/06/18	1,000,000	1,002,688
1.10%, 08/08/19	1,000,000	988,452
2.00%, 11/03/20 (b)	1,000,000	1,004,071
3.13%, 11/03/25 (b)	1,000,000	1,021,425
2.40%, 08/08/26 (b)	1,000,000	963,544
4.20%, 11/03/35 (b)	350,000	383,163
4.50%, 10/01/40 (h)	100,000	112,092
5.30%, 02/08/41	500,000	614,658
4.88%, 12/15/43 (b)	500,000	587,709
4.45%, 11/03/45 (b)	1,500,000	1,673,155
3.70%, 08/08/46 (b)	500,000	496,082
4.25%, 02/06/47 (b)	2,250,000	2,442,242
NVIDIA Corp.
2.20%, 09/16/21 (b)	700,000	692,885
3.20%, 09/16/26 (b)	500,000	496,746
Oracle Corp.
2.25%, 10/08/19	500,000	506,327
2.80%, 07/08/21	1,000,000	1,027,603
1.90%, 09/15/21 (b)	2,750,000	2,727,458
2.50%, 05/15/22 (b)	1,000,000	1,010,158
3.40%, 07/08/24 (b)	650,000	677,482
2.95%, 05/15/25 (b)	500,000	502,958
4.30%, 07/08/34 (b)	400,000	434,785
6.13%, 07/08/39	750,000	983,527
4.00%, 07/15/46 (b)	500,000	506,236
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	359,326
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	1,500,000	1,543,320
4.80%, 05/20/45 (b)	1,500,000	1,650,183
Seagate HDD Cayman
3.75%, 11/15/18	500,000	512,313
4.25%, 03/01/22 (b)(c)	500,000	508,764
4.75%, 06/01/23	350,000	365,094
4.75%, 01/01/25	4,500,000	4,537,543
Texas Instruments, Inc.
1.65%, 08/03/19	1,000,000	1,000,996
1.85%, 05/15/22 (b)	1,500,000	1,471,444
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	517,497
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xerox Corp.
2.75%, 09/01/20	415,000	414,295
4.07%, 03/17/22 (c)	192,000	197,119
		82,664,286
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	677,944	678,791
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,461,000	1,451,796
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	148,886
3.85%, 09/01/23 (b)	400,000	429,174
3.40%, 09/01/24 (b)	2,000,000	2,083,980
5.05%, 03/01/41 (b)	500,000	585,645
4.55%, 09/01/44 (b)	1,000,000	1,111,118
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	152,816
3.20%, 08/02/46 (b)	250,000	228,827
Canadian Pacific Railway Co.
2.90%, 02/01/25 (b)	350,000	347,459
7.13%, 10/15/31	500,000	683,820
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	325,344	341,224
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	80,312	84,434
CSX Corp.
4.25%, 06/01/21 (b)	150,000	160,059
6.15%, 05/01/37	500,000	644,729
4.10%, 03/15/44 (b)	600,000	617,601
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	377,108	434,146
FedEx Corp.
2.30%, 02/01/20	500,000	504,165
2.63%, 08/01/22	500,000	502,989
3.25%, 04/01/26 (b)	250,000	252,613
3.90%, 02/01/35	300,000	298,714
3.88%, 08/01/42	200,000	189,770
4.40%, 01/15/47 (b)	1,000,000	1,032,805
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	767,511
4.84%, 10/01/41	100,000	112,796
4.65%, 01/15/46 (b)	500,000	555,874
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,253
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,044,797
3.65%, 02/15/24 (b)	500,000	529,197
3.25%, 08/15/25 (b)	500,000	514,427
2.75%, 03/01/26 (b)	1,000,000	988,658
4.15%, 01/15/45 (b)	1,000,000	1,051,383
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	500,000	500,000
United Parcel Service, Inc.
5.13%, 04/01/19	150,000	158,611
2.45%, 10/01/22	500,000	505,447
6.20%, 01/15/38	200,000	272,726
4.88%, 11/15/40 (b)	400,000	471,712
		20,741,953
		600,185,371

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 1.7%
Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	350,000	366,273
4.30%, 01/02/46 (b)	500,000	531,714
Ameren Corp.
3.65%, 02/15/26 (b)	750,000	767,086
Appalachian Power Co.
7.00%, 04/01/38	750,000	1,041,763
4.45%, 06/01/45 (b)	500,000	540,047
Arizona Public Service Co.
4.35%, 11/15/45 (b)	1,000,000	1,081,208
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (b)	300,000	302,792
6.13%, 04/01/36 (h)	500,000	644,299
5.95%, 05/15/37	250,000	317,234
6.50%, 09/15/37	500,000	673,484
5.15%, 11/15/43 (b)	800,000	943,607
4.50%, 02/01/45 (b)	850,000	923,943
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,101,472
3.00%, 05/15/26 (b)	1,500,000	1,470,417
4.88%, 03/01/44 (b)	500,000	559,441
Consolidated Edison Co. of New York, Inc.
3.95%, 03/01/43 (b)	1,000,000	1,013,697
4.45%, 03/15/44 (b)	1,150,000	1,262,270
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	523,368
3.95%, 05/15/43 (b)	250,000	259,245
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	522,823
Dominion Energy, Inc.
2.50%, 12/01/19 (b)	1,000,000	1,008,353
2.85%, 08/15/26 (b)	1,000,000	955,119
5.25%, 08/01/33	500,000	563,607
4.05%, 09/15/42 (b)	3,000,000	2,932,083
DTE Energy Co.
1.50%, 10/01/19	750,000	739,178
3.30%, 06/15/22 (b)	500,000	513,609
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	323,617
6.05%, 04/15/38	1,255,000	1,647,014
5.30%, 02/15/40	600,000	739,074
3.75%, 06/01/45 (b)	750,000	747,937
Duke Energy Corp.
3.05%, 08/15/22 (b)	950,000	970,932
3.75%, 04/15/24 (b)	1,000,000	1,046,583
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	750,000	760,507
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,574,091
Edison International
2.95%, 03/15/23 (b)	500,000	505,540
Entergy Corp.
4.00%, 07/15/22 (b)	500,000	529,038
Entergy Louisiana LLC
4.95%, 01/15/45 (b)	500,000	516,150
Exelon Corp.
4.95%, 06/15/35 (b)(c)	250,000	274,510
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	318,816
2.95%, 01/15/20 (b)	1,000,000	1,016,019
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.25%, 10/01/39	1,000,000	1,094,536
5.60%, 06/15/42 (b)	750,000	755,641
FirstEnergy Corp.
3.90%, 07/15/27 (b)	1,500,000	1,507,836
Florida Power & Light Co.
3.13%, 12/01/25 (b)	1,750,000	1,786,575
5.95%, 02/01/38	150,000	196,026
3.80%, 12/15/42 (b)	275,000	280,506
Great Plains Energy, Inc.
3.15%, 04/01/22 (b)	500,000	505,830
4.85%, 04/01/47 (b)	500,000	516,526
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,043,486
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/46 (a)(b)	800,000	843,612
Nevada Power Co.
6.65%, 04/01/36	500,000	675,477
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (b)	1,200,000	1,313,308
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	1,000,000	1,039,615
6.05%, 03/01/34	1,000,000	1,292,574
5.40%, 01/15/40	500,000	618,316
4.30%, 03/15/45 (b)	1,000,000	1,073,754
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,166,040
3.40%, 06/01/23 (b)	1,000,000	1,029,019
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	667,605
PSEG Power LLC
5.13%, 04/15/20	400,000	428,416
3.00%, 06/15/21 (b)	1,500,000	1,524,432
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	103,856
Puget Energy, Inc.
6.50%, 12/15/20	500,000	559,351
6.00%, 09/01/21	250,000	281,015
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	312,117
Sempra Energy
3.55%, 06/15/24 (b)	400,000	410,414
Southern California Edison Co.
2.40%, 02/01/22 (b)	500,000	501,936
5.55%, 01/15/37	500,000	613,873
Southern Co.
2.35%, 07/01/21 (b)	350,000	347,778
4.40%, 07/01/46 (b)	500,000	511,161
Southern Power Co.
2.38%, 06/01/20 (b)	1,200,000	1,203,454
Southwestern Electric Power Co.
2.75%, 10/01/26 (b)	500,000	480,191
TransAlta Corp.
6.50%, 03/15/40	500,000	488,235
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	103,529
Virginia Electric & Power Co.
3.50%, 03/15/27 (b)	250,000	257,577
6.00%, 05/15/37	800,000	1,029,623
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	105,159

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	529,601
2.40%, 03/15/21 (b)	250,000	250,654
		59,976,614
Natural Gas 0.1%
NiSource Finance Corp.
4.80%, 02/15/44 (b)	500,000	543,708
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	104,336
4.66%, 02/01/44 (b)	300,000	331,035
Sempra Energy
1.63%, 10/07/19	1,000,000	991,413
3.75%, 11/15/25 (b)	885,000	913,342
6.00%, 10/15/39	350,000	444,503
Southern California Gas Co.
2.60%, 06/15/26 (b)	1,000,000	972,912
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (b)	250,000	239,646
4.40%, 05/30/47 (b)	1,000,000	1,024,163
		5,565,058
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	776,328
		66,318,000
Total Corporates
(Cost $954,709,012)		971,609,958

Treasuries 36.9% of net assets
Bonds
8.50%, 02/15/20	3,000,000	3,543,282
8.75%, 05/15/20	2,750,000	3,308,324
8.75%, 08/15/20	750,000	913,403
7.88%, 02/15/21	750,000	912,452
8.13%, 05/15/21	750,000	929,063
8.13%, 08/15/21	500,000	626,074
8.00%, 11/15/21 (h)	2,149,000	2,708,832
7.25%, 08/15/22	1,500,000	1,890,059
7.63%, 11/15/22	2,200,000	2,838,301
7.13%, 02/15/23	500,000	637,432
6.25%, 08/15/23	750,000	933,647
7.50%, 11/15/24	2,000,000	2,736,406
7.63%, 02/15/25	500,000	693,692
6.88%, 08/15/25	500,000	675,567
6.00%, 02/15/26 (h)	891,000	1,155,377
6.75%, 08/15/26	1,324,000	1,816,777
6.50%, 11/15/26	250,000	339,492
6.63%, 02/15/27	1,000,000	1,375,508
6.38%, 08/15/27	1,000,000	1,367,578
6.13%, 11/15/27	1,788,000	2,415,477
5.50%, 08/15/28	1,500,000	1,961,924
5.25%, 11/15/28	2,700,000	3,476,936
5.25%, 02/15/29	3,278,000	4,234,445
6.13%, 08/15/29	4,250,000	5,922,940
6.25%, 05/15/30 (h)	3,385,000	4,826,533
5.38%, 02/15/31	5,550,000	7,461,281
4.50%, 02/15/36	3,300,000	4,260,673
4.75%, 02/15/37	1,336,000	1,780,403
5.00%, 05/15/37	550,000	754,821
4.38%, 02/15/38 (h)	1,250,000	1,593,043
4.50%, 05/15/38	1,500,000	1,942,676
3.50%, 02/15/39 (h)	2,572,000	2,906,761
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 05/15/39	2,400,000	3,007,313
4.50%, 08/15/39	2,550,000	3,304,293
4.38%, 11/15/39 (h)	3,031,000	3,864,289
4.63%, 02/15/40	4,165,000	5,493,327
4.38%, 05/15/40	4,000,000	5,106,408
3.88%, 08/15/40	3,500,000	4,166,092
4.25%, 11/15/40 (h)	3,409,000	4,285,021
4.75%, 02/15/41	4,000,000	5,387,032
4.38%, 05/15/41	1,900,000	2,436,045
3.75%, 08/15/41	3,623,000	4,242,942
3.13%, 11/15/41	3,200,000	3,389,437
3.13%, 02/15/42 (h)	3,940,000	4,173,398
3.00%, 05/15/42	1,993,000	2,064,507
2.75%, 08/15/42	4,399,000	4,352,173
2.75%, 11/15/42	4,020,000	3,973,284
3.13%, 02/15/43	5,200,000	5,495,038
2.88%, 05/15/43	8,549,000	8,633,986
3.63%, 08/15/43	6,483,000	7,459,502
3.75%, 11/15/43	7,018,000	8,251,357
3.63%, 02/15/44	6,795,000	7,831,503
3.38%, 05/15/44	6,412,000	7,085,132
3.13%, 08/15/44 (h)	7,000,000	7,397,439
3.00%, 11/15/44 (h)	7,000,000	7,224,763
2.50%, 02/15/45 (h)	12,750,000	11,901,832
3.00%, 05/15/45 (h)	9,750,000	10,048,974
2.88%, 08/15/45	7,100,000	7,141,322
3.00%, 11/15/45	6,650,000	6,850,797
2.50%, 02/15/46 (h)	10,600,000	9,868,770
2.50%, 05/15/46	9,450,000	8,792,195
2.25%, 08/15/46	12,900,000	11,357,547
2.88%, 11/15/46	7,035,000	7,075,261
3.00%, 02/15/47	5,950,000	6,139,073
3.00%, 05/15/47	5,300,000	5,470,697
Notes
0.88%, 07/15/18	1,800,000	1,792,301
0.75%, 07/31/18	6,000,000	5,965,428
1.38%, 07/31/18	6,700,000	6,706,412
2.25%, 07/31/18	4,400,000	4,444,000
1.00%, 08/15/18	5,000,000	4,983,495
4.00%, 08/15/18	7,500,000	7,724,122
0.75%, 08/31/18	6,800,000	6,755,644
1.50%, 08/31/18 (h)	11,288,000	11,314,459
1.00%, 09/15/18	5,000,000	4,981,835
0.75%, 09/30/18	4,000,000	3,972,188
1.38%, 09/30/18 (h)	12,941,000	12,949,088
0.88%, 10/15/18	5,000,000	4,971,775
0.75%, 10/31/18	2,500,000	2,480,958
1.25%, 10/31/18	5,329,000	5,323,484
1.75%, 10/31/18	3,500,000	3,520,031
1.25%, 11/15/18	3,000,000	2,996,661
3.75%, 11/15/18	4,000,000	4,130,548
1.00%, 11/30/18	2,000,000	1,990,586
1.25%, 11/30/18	3,633,000	3,628,742
1.38%, 11/30/18	2,400,000	2,401,078
1.25%, 12/15/18	3,000,000	2,995,956
1.25%, 12/31/18	4,500,000	4,493,407
1.38%, 12/31/18	2,050,000	2,051,080
1.50%, 12/31/18	4,176,000	4,185,789
1.13%, 01/15/19	4,000,000	3,986,172
1.13%, 01/31/19	4,600,000	4,583,918
1.25%, 01/31/19	8,622,000	8,607,851
1.50%, 01/31/19	5,426,000	5,437,872
0.75%, 02/15/19	5,250,000	5,200,062
2.75%, 02/15/19	500,000	511,240
1.13%, 02/28/19	3,500,000	3,487,148
1.38%, 02/28/19	5,604,000	5,605,311
1.50%, 02/28/19	6,337,000	6,351,112
1.00%, 03/15/19 (h)	9,750,000	9,690,964

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 03/31/19	4,750,000	4,740,443
1.50%, 03/31/19	2,500,000	2,506,250
1.63%, 03/31/19	6,770,000	6,801,467
0.88%, 04/15/19 (h)	4,500,000	4,461,241
1.25%, 04/30/19	6,423,000	6,407,944
1.63%, 04/30/19	6,520,000	6,549,288
0.88%, 05/15/19 (h)	10,000,000	9,908,790
3.13%, 05/15/19	5,600,000	5,781,451
1.13%, 05/31/19	13,520,000	13,458,741
1.25%, 05/31/19	4,200,000	4,190,239
1.50%, 05/31/19	4,163,000	4,172,675
0.88%, 06/15/19	1,600,000	1,584,626
1.00%, 06/30/19	3,000,000	2,978,028
1.63%, 06/30/19	3,040,000	3,054,011
0.75%, 07/15/19	5,000,000	4,936,035
0.88%, 07/31/19 (h)	4,201,000	4,157,020
1.63%, 07/31/19	3,700,000	3,717,490
0.75%, 08/15/19	5,500,000	5,425,986
3.63%, 08/15/19	2,000,000	2,092,578
1.00%, 08/31/19	1,700,000	1,685,390
1.63%, 08/31/19 (h)	7,250,000	7,283,698
0.88%, 09/15/19	8,800,000	8,696,882
1.00%, 09/30/19	4,500,000	4,458,605
1.75%, 09/30/19 (h)	7,425,000	7,479,529
1.00%, 10/15/19	5,000,000	4,953,320
1.25%, 10/31/19	3,250,000	3,237,367
1.50%, 10/31/19	3,250,000	3,254,823
1.00%, 11/15/19	6,000,000	5,937,774
3.38%, 11/15/19 (h)	9,610,700	10,042,989
1.00%, 11/30/19	1,483,000	1,467,504
1.50%, 11/30/19 (h)	8,175,000	8,183,461
1.38%, 12/15/19	1,500,000	1,497,012
1.13%, 12/31/19	5,900,000	5,852,180
1.63%, 12/31/19 (h)	11,000,000	11,042,757
1.38%, 01/15/20	4,250,000	4,239,872
1.25%, 01/31/20 (h)	6,000,000	5,964,024
1.38%, 01/31/20 (h)	4,582,000	4,570,009
1.38%, 02/15/20	5,000,000	4,984,765
3.63%, 02/15/20	12,650,000	13,340,310
1.25%, 02/29/20	3,450,000	3,428,168
1.38%, 02/29/20 (h)	6,500,000	6,478,166
1.63%, 03/15/20	4,500,000	4,514,764
1.13%, 03/31/20	5,384,000	5,329,002
1.38%, 03/31/20	6,250,000	6,227,662
1.50%, 04/15/20	8,000,000	7,995,160
1.13%, 04/30/20	4,750,000	4,698,510
1.38%, 04/30/20	9,550,000	9,508,591
1.50%, 05/15/20	17,500,000	17,482,220
3.50%, 05/15/20	5,500,000	5,803,143
1.38%, 05/31/20	5,000,000	4,976,760
1.50%, 05/31/20	9,000,000	8,988,048
1.50%, 06/15/20	9,000,000	8,988,219
1.63%, 06/30/20 (h)	5,000,000	5,009,570
1.88%, 06/30/20 (h)	5,346,000	5,396,536
1.63%, 07/31/20 (h)	5,450,000	5,457,238
2.00%, 07/31/20	2,500,000	2,531,398
2.63%, 08/15/20 (h)	5,776,000	5,958,192
1.38%, 08/31/20	4,000,000	3,972,420
2.13%, 08/31/20	2,500,000	2,540,675
1.38%, 09/30/20 (h)	5,500,000	5,459,932
2.00%, 09/30/20	3,500,000	3,543,204
1.38%, 10/31/20	4,750,000	4,711,686
1.75%, 10/31/20	3,000,000	3,013,125
2.63%, 11/15/20 (h)	8,608,000	8,885,574
1.63%, 11/30/20 (h)	6,000,000	5,997,774
2.00%, 11/30/20	3,500,000	3,541,699
1.75%, 12/31/20 (h)	11,000,000	11,032,868
2.38%, 12/31/20	4,091,000	4,190,718
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/31/21	8,000,000	7,917,344
2.13%, 01/31/21	1,500,000	1,523,321
3.63%, 02/15/21 (h)	3,603,000	3,848,948
1.13%, 02/28/21	8,000,000	7,838,592
2.00%, 02/28/21	2,965,000	2,998,588
1.25%, 03/31/21 (h)	10,000,000	9,835,740
2.25%, 03/31/21	1,576,000	1,607,397
1.38%, 04/30/21 (h)	23,000,000	22,709,349
2.25%, 04/30/21	2,786,000	2,840,522
3.13%, 05/15/21	2,000,000	2,104,570
1.38%, 05/31/21	8,000,000	7,890,000
2.00%, 05/31/21	2,534,000	2,559,933
1.13%, 06/30/21	4,000,000	3,904,452
2.13%, 06/30/21	1,512,000	1,533,971
1.13%, 07/31/21	6,500,000	6,336,356
2.25%, 07/31/21	3,000,000	3,057,540
2.13%, 08/15/21	3,421,900	3,470,423
1.13%, 08/31/21	5,000,000	4,869,630
2.00%, 08/31/21	3,750,000	3,783,473
1.13%, 09/30/21	4,500,000	4,377,483
2.13%, 09/30/21	2,750,000	2,787,920
1.25%, 10/31/21	3,750,000	3,663,503
2.00%, 10/31/21	3,000,000	3,024,492
2.00%, 11/15/21 (h)	4,800,000	4,841,155
1.75%, 11/30/21	8,100,000	8,079,912
1.88%, 11/30/21 (h)	11,000,000	11,030,294
2.00%, 12/31/21	7,500,000	7,555,222
2.13%, 12/31/21	3,750,000	3,798,780
1.50%, 01/31/22 (h)	6,300,000	6,205,500
1.88%, 01/31/22	6,000,000	6,008,436
2.00%, 02/15/22	5,000,000	5,038,280
1.75%, 02/28/22	5,000,000	4,979,490
1.88%, 02/28/22	5,100,000	5,106,875
1.75%, 03/31/22 (h)	6,050,000	6,019,629
1.88%, 03/31/22	11,000,000	11,007,733
1.75%, 04/30/22	6,500,000	6,463,691
1.88%, 04/30/22	6,500,000	6,499,493
1.75%, 05/15/22	5,000,000	4,973,145
1.75%, 05/31/22	8,000,000	7,954,064
1.88%, 05/31/22 (h)	6,500,000	6,500,637
1.75%, 06/30/22	10,500,000	10,432,936
2.13%, 06/30/22	5,000,000	5,055,080
2.00%, 07/31/22	5,000,000	5,024,025
1.63%, 08/15/22 (h)	8,911,000	8,792,305
1.88%, 08/31/22	5,000,000	4,991,015
1.75%, 09/30/22	3,000,000	2,973,399
1.88%, 10/31/22	5,000,000	4,983,205
1.63%, 11/15/22 (h)	6,177,000	6,075,296
2.00%, 11/30/22	7,000,000	7,015,862
2.13%, 12/31/22 (h)	9,000,000	9,073,125
1.75%, 01/31/23	4,000,000	3,951,016
2.00%, 02/15/23	6,894,000	6,898,447
1.50%, 02/28/23 (h)	9,500,000	9,249,884
1.50%, 03/31/23	9,000,000	8,754,606
1.63%, 04/30/23	8,000,000	7,830,472
1.75%, 05/15/23 (h)	8,500,000	8,375,653
1.63%, 05/31/23	11,300,000	11,053,038
1.38%, 06/30/23	3,000,000	2,888,790
1.25%, 07/31/23	6,250,000	5,968,262
2.50%, 08/15/23	5,176,000	5,312,983
1.38%, 08/31/23	7,000,000	6,725,201
1.38%, 09/30/23	10,750,000	10,317,484
1.63%, 10/31/23	4,850,000	4,724,676
2.75%, 11/15/23	9,796,000	10,198,939
2.13%, 11/30/23	4,750,000	4,766,886
2.25%, 12/31/23	4,750,000	4,797,965
2.25%, 01/31/24	4,700,000	4,744,890
2.75%, 02/15/24	8,619,000	8,969,483

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 02/29/24	4,750,000	4,756,403
2.13%, 03/31/24	5,250,000	5,254,714
2.00%, 04/30/24	11,500,000	11,415,774
2.50%, 05/15/24	8,140,000	8,341,432
2.00%, 05/31/24	10,000,000	9,920,700
2.38%, 08/15/24	4,500,000	4,569,435
2.25%, 11/15/24 (h)	8,200,000	8,246,765
2.00%, 02/15/25 (h)	10,200,000	10,062,137
2.13%, 05/15/25 (h)	11,212,400	11,143,859
2.00%, 08/15/25 (h)	10,000,000	9,831,840
2.25%, 11/15/25 (h)	13,000,000	13,005,330
1.63%, 02/15/26 (h)	12,000,000	11,406,792
1.63%, 05/15/26	12,750,000	12,089,843
1.50%, 08/15/26	13,750,000	12,863,771
2.00%, 11/15/26	12,000,000	11,702,808
2.25%, 02/15/27	17,000,000	16,923,959
2.38%, 05/15/27	9,000,000	9,058,185
Total Treasuries
(Cost $1,427,196,634)		1,424,272,794

Government Related 7.0% of net assets

Agency 3.3%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	1,000,000	991,063
Canada 0.1%
Export Development Canada
1.63%, 01/17/20	500,000	499,955
1.75%, 07/21/20	1,500,000	1,502,505
Nexen, Inc.
6.40%, 05/15/37	1,400,000	1,790,678
		3,793,138
Colombia 0.1%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	256,375
7.63%, 07/23/19	700,000	775,250
5.88%, 09/18/23	300,000	328,800
5.38%, 06/26/26 (b)	2,500,000	2,606,250
5.88%, 05/28/45	250,000	230,750
		4,197,425
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/18 (d)(h)	2,000,000	2,063,308
1.13%, 08/06/18 (d)	1,500,000	1,495,322
1.13%, 11/16/18 (d)	500,000	497,857
1.50%, 02/06/19 (d)	3,200,000	3,200,710
4.88%, 06/17/19 (d)	1,750,000	1,860,810
1.00%, 07/15/19 (d)	1,000,000	989,568
1.25%, 09/30/19 (d)	1,000,000	992,265
4.00%, 01/27/20 (d)	1,000,000	1,058,396
1.50%, 04/20/20 (d)	2,000,000	1,988,710
1.88%, 06/30/20 (d)	1,000,000	1,003,427
2.75%, 09/08/20 (d)	1,000,000	1,030,121
1.50%, 06/15/21 (d)	2,000,000	1,969,950
2.38%, 08/25/21 (d)	1,500,000	1,525,609
2.63%, 01/25/22 (d)	500,000	514,167
2.13%, 03/07/22 (d)	500,000	502,455
2.13%, 06/15/22 (d)	1,500,000	1,505,214
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 11/20/24 (d)	1,000,000	1,014,394
2.00%, 05/02/25 (d)	1,000,000	977,724
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	1,000,000	1,005,200
2.25%, 10/01/21 (d)	1,000,000	1,010,730
		26,205,937
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	1,750,000	1,749,925
1.75%, 11/13/18	2,000,000	1,998,600
2.13%, 02/07/19	500,000	501,626
1.75%, 05/29/19	400,000	398,354
1.75%, 05/28/20	1,000,000	989,521
		5,638,026
Mexico 0.3%
Petroleos Mexicanos
3.13%, 01/23/19	1,000,000	1,009,500
5.50%, 02/04/19	1,000,000	1,046,500
3.50%, 07/23/20 (c)	1,000,000	1,013,000
5.50%, 01/21/21	400,000	420,100
4.88%, 01/24/22	350,000	361,449
3.50%, 01/30/23	500,000	480,500
4.88%, 01/18/24	500,000	507,700
4.50%, 01/23/26	500,000	487,265
6.88%, 04/02/26	500,000	555,250
6.50%, 03/13/27 (c)	500,000	537,750
6.63%, 06/15/35	500,000	519,375
6.50%, 06/02/41	250,000	249,500
5.50%, 06/27/44	299,000	265,811
6.38%, 01/23/45	1,000,000	980,000
5.63%, 01/23/46 (c)	1,000,000	890,250
6.75%, 09/21/47	596,000	603,378
		9,927,328
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	503,321
2.45%, 01/17/23	1,000,000	990,369
3.70%, 03/01/24	400,000	420,538
4.25%, 11/23/41	1,000,000	1,026,646
		2,940,874
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,077,443
4.38%, 09/15/21	1,100,000	1,176,078
5.00%, 04/11/22	200,000	220,800
2.88%, 01/21/25	1,250,000	1,233,422
Korea Development Bank
3.00%, 03/17/19	700,000	710,355
2.25%, 05/18/20	500,000	498,099
		4,916,197
Sweden 0.0%
Svensk Exportkredit AB
1.88%, 06/17/19	500,000	502,284
2.38%, 03/09/22	900,000	912,425
		1,414,709
		60,024,697

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. 1.8%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200,000	200,382
Fannie Mae
1.13%, 10/19/18	3,900,000	3,888,366
1.88%, 02/19/19	1,500,000	1,511,860
1.75%, 06/20/19	1,000,000	1,006,760
1.25%, 06/28/19 (b)	4,000,000	3,979,772
1.25%, 07/26/19 (b)	1,500,000	1,491,699
0.88%, 08/02/19	3,250,000	3,211,916
1.75%, 09/12/19	2,000,000	2,012,604
1.75%, 11/26/19	2,500,000	2,514,740
1.63%, 01/21/20	1,300,000	1,303,930
1.50%, 11/30/20	1,300,000	1,292,654
1.38%, 02/26/21	1,500,000	1,482,377
1.38%, 10/07/21	1,000,000	982,563
2.00%, 01/05/22	250,000	250,993
7.13%, 01/15/30 (h)	527,000	770,323
7.25%, 05/15/30	1,000,000	1,484,364
6.63%, 11/15/30	1,200,000	1,718,095
5.63%, 07/15/37	1,000,000	1,375,596
Federal Farm Credit Bank
1.15%, 07/01/19	1,000,000	993,871
1.92%, 04/19/22 (b)	1,500,000	1,488,940
Federal Home Loan Bank
2.00%, 09/14/18	500,000	503,768
0.88%, 10/01/18	1,000,000	994,079
1.50%, 03/08/19	2,000,000	2,002,786
1.88%, 03/08/19	2,000,000	2,015,692
1.88%, 03/13/20	1,000,000	1,007,847
1.75%, 06/12/20	1,000,000	1,003,827
1.38%, 02/18/21	1,000,000	989,755
1.88%, 11/29/21	1,750,000	1,754,779
2.38%, 06/10/22	400,000	407,244
2.13%, 03/10/23	250,000	250,882
2.88%, 06/14/24	1,075,000	1,113,866
5.38%, 08/15/24	1,750,000	2,111,254
5.50%, 07/15/36	400,000	542,448
Freddie Mac
1.10%, 09/13/18 (b)	1,000,000	996,300
0.95%, 01/30/19 (b)	4,000,000	3,969,800
1.13%, 04/15/19	1,600,000	1,593,091
1.25%, 10/02/19	1,000,000	994,828
0.00%, 11/29/19 (i)	700,000	669,250
1.38%, 04/20/20	1,000,000	994,492
1.13%, 08/12/21	500,000	486,634
2.38%, 01/13/22 (h)	5,351,000	5,466,817
6.75%, 03/15/31 (h)	564,000	817,207
6.25%, 07/15/32	700,000	996,679
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,023,938
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,065,748
6.75%, 11/01/25	488,000	640,082
2.88%, 02/01/27	500,000	512,363
		69,887,261
		129,911,958

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (h)	160,000	210,127
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Alberta Canada
1.90%, 12/06/19	1,500,000	1,504,020
Province of British Columbia
2.00%, 10/23/22	450,000	446,315
2.25%, 06/02/26	300,000	290,873
Province of Manitoba
1.75%, 05/30/19	1,000,000	1,000,929
2.13%, 06/22/26	750,000	713,863
Province of Ontario
2.00%, 01/30/19	500,000	503,012
4.00%, 10/07/19	750,000	786,697
4.40%, 04/14/20	750,000	800,194
2.50%, 09/10/21	1,000,000	1,014,288
2.45%, 06/29/22	500,000	504,468
3.20%, 05/16/24	1,000,000	1,043,218
Province of Quebec
2.75%, 08/25/21	500,000	512,851
2.38%, 01/31/22	750,000	756,999
2.63%, 02/13/23	250,000	254,009
7.13%, 02/09/24	1,000,000	1,249,678
2.88%, 10/16/24	1,000,000	1,018,253
7.50%, 09/15/29	168,000	240,084
		12,849,878
		12,849,878
U.S. 0.7%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	765,870
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,670,262
California
GO (Build America Bonds) Series 2009
6.20%, 10/01/19	250,000	273,920
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	1,966,423
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	399,787
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,374,948
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	750,000	1,096,357
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	1,215,000	1,786,354
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	297,973
Commonwealth of Massachusetts
Series D
4.50%, 08/01/31	400,000	454,952
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	126,239
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	835,338
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	185,867
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	401,128
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	239,336

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	552,711
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,500,000	1,405,680
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	275,598
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	800,000	835,112
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	909,012
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	956,547
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	734,280
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	264,324
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	344,590
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	251,110
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,259,641
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	394,848
School Boards Association
Series B
5.55%, 06/30/28	250,000	293,828
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	982,912
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	590,055
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,338,248
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	933,164
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	553,387
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	865,280
		25,615,081
		38,464,959

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	1,000,000	1,003,504
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	297,450
3.13%, 03/27/25	650,000	665,275
3.63%, 10/30/42	100,000	99,725
		1,062,450
Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	327,450
4.38%, 07/12/21	1,000,000	1,066,500
4.50%, 01/28/26 (b)	750,000	800,156
3.88%, 04/25/27 (b)	1,000,000	1,010,250
7.38%, 09/18/37	300,000	387,300
6.13%, 01/18/41	750,000	868,500
5.63%, 02/26/44 (b)	500,000	549,000
5.00%, 06/15/45 (b)	350,000	353,850
		5,363,006
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,251,960
5.38%, 02/21/23	1,000,000	1,114,295
5.75%, 11/22/23	500,000	572,626
		3,938,881
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	499,129
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,178,908
5.38%, 06/15/33	500,000	572,917
		1,751,825
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	650,000	677,950
3.63%, 03/15/22	900,000	935,550
8.00%, 09/24/22	100,000	125,000
4.00%, 10/02/23	350,000	366,940
3.60%, 01/30/25	2,000,000	2,029,700
4.13%, 01/21/26	500,000	521,000
4.15%, 03/28/27	700,000	725,725
6.05%, 01/11/40	550,000	650,403
4.75%, 03/08/44	1,300,000	1,304,550
5.55%, 01/21/45	600,000	674,250
4.60%, 01/23/46	500,000	489,925
4.35%, 01/15/47	400,000	376,680
		8,877,673
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	649,500
4.00%, 09/22/24 (b)	500,000	527,500
3.75%, 03/16/25 (b)	750,000	774,375
6.70%, 01/26/36	500,000	646,250
		2,597,625

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	274,375
7.35%, 07/21/25	1,000,000	1,308,500
4.13%, 08/25/27	750,000	819,375
		2,402,250
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	1,000,000	1,126,300
4.00%, 01/15/21	300,000	319,786
4.20%, 01/21/24	1,300,000	1,426,612
5.50%, 03/30/26	600,000	723,018
6.38%, 01/15/32	350,000	459,046
3.95%, 01/20/40	1,500,000	1,568,986
		5,623,748
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,087,952
5.13%, 04/21/21	650,000	716,835
3.00%, 03/17/23	300,000	305,604
4.00%, 01/22/24	250,000	267,783
		2,378,174
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	163,665
3.88%, 09/11/23	600,000	642,570
		806,235
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	272,250
7.63%, 03/21/36	300,000	406,500
4.13%, 11/20/45	150,000	138,750
5.10%, 06/18/50	750,000	765,375
		1,582,875
		37,887,375

Supranational* 1.7%
African Development Bank
1.63%, 10/02/18	500,000	501,113
1.13%, 03/04/19	500,000	497,028
2.38%, 09/23/21	1,000,000	1,016,681
Asian Development Bank
1.75%, 09/11/18	750,000	753,127
1.38%, 01/15/19	1,000,000	998,699
1.75%, 01/10/20	500,000	501,640
1.50%, 01/22/20	500,000	498,242
1.63%, 03/16/21	500,000	495,931
2.00%, 02/16/22	1,000,000	1,000,347
2.00%, 01/22/25	1,500,000	1,465,465
2.00%, 04/24/26	500,000	484,261
2.63%, 01/12/27	1,000,000	1,017,492
5.82%, 06/16/28	1,000,000	1,252,915
Corp. Andina de Fomento
2.00%, 05/10/19	500,000	502,024
4.38%, 06/15/22	350,000	379,337
Council of Europe Development Bank
1.75%, 11/14/19	500,000	501,579
1.63%, 03/10/20	500,000	498,142
Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,500,531
1.50%, 03/16/20	500,000	497,287
1.50%, 11/02/21	1,000,000	975,196
European Investment Bank
1.63%, 12/18/18	500,000	501,144
1.88%, 03/15/19	1,450,000	1,458,464
1.75%, 06/17/19	1,500,000	1,505,292
1.63%, 03/16/20	2,250,000	2,245,261
1.38%, 06/15/20	500,000	494,463
2.88%, 09/15/20	1,350,000	1,394,419
4.00%, 02/16/21	1,200,000	1,287,959
2.00%, 03/15/21	1,500,000	1,505,356
2.50%, 04/15/21	1,000,000	1,022,274
2.25%, 03/15/22	1,500,000	1,510,686
2.38%, 06/15/22	1,650,000	1,672,428
3.25%, 01/29/24	1,000,000	1,056,911
2.50%, 10/15/24	500,000	506,756
2.13%, 04/13/26	1,000,000	976,422
4.88%, 02/15/36	750,000	958,761
Inter-American Development Bank
1.75%, 08/24/18	500,000	501,826
1.25%, 10/15/19	500,000	495,534
1.75%, 10/15/19	500,000	501,163
3.88%, 02/14/20	700,000	738,403
1.63%, 05/12/20	1,100,000	1,097,591
2.13%, 11/09/20	650,000	655,452
1.88%, 03/15/21	2,500,000	2,498,715
2.13%, 01/18/22	750,000	754,993
4.38%, 01/24/44	2,000,000	2,411,268
International Bank for Reconstruction & Development
1.88%, 03/15/19	4,000,000	4,024,364
1.88%, 10/07/19	1,800,000	1,810,661
2.13%, 11/01/20	1,000,000	1,009,468
1.38%, 05/24/21	500,000	489,836
2.25%, 06/24/21	3,250,000	3,288,633
2.00%, 01/26/22	1,700,000	1,701,079
1.88%, 10/07/22	2,500,000	2,472,422
2.50%, 11/25/24	1,000,000	1,009,771
4.75%, 02/15/35	350,000	436,323
International Finance Corp.
1.25%, 07/16/18	500,000	499,319
1.75%, 09/04/18	500,000	501,925
1.75%, 09/16/19	1,100,000	1,105,053
1.63%, 07/16/20	1,000,000	997,852
1.13%, 07/20/21	1,000,000	969,906
Nordic Investment Bank
2.25%, 09/30/21	1,250,000	1,264,217
		64,669,407
Total Government Related
(Cost $269,940,648)		270,933,699

Securitized 30.3% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ford Credit Auto Owner Trust
Series 2014-C Class A4
1.56%, 02/15/20 (b)	983,000	983,351
Series 2016-A Class A4
1.60%, 06/15/21 (b)	742,000	739,955

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (b)	855,000	848,335
Series 2016-2, Class A4, ABS
1.62%, 08/15/22 (b)	1,455,000	1,451,034
Nissan Auto Receivables Owner Trust
Series 2015-C Class A3
1.37%, 05/15/20 (b)	3,112,000	3,107,040
Series 2015-B Class A4
1.79%, 01/15/22 (b)	650,000	650,745
		7,780,460
Credit Card 0.3%
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	480,000	480,057
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	1,080,000	1,077,074
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	600,000	600,247
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	231,943
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	2,500,000	2,519,432
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	3,222,000	3,218,900
Series 2015-A4 Class A4
2.19%, 04/17/23 (b)	2,150,000	2,170,307
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (b)	620,000	627,697
		10,925,657
		18,706,117

Commercial Mortgage-Backed Securities 1.8%
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	3,600,000	3,790,057
Series 2016-C4 Class A4
3.28%, 05/10/58 (b)	1,000,000	1,007,294
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	660,387
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	131,622
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	280,000	284,757
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	521,641	529,063
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,043,008
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,200,000	1,246,717
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	300,000	310,215
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	302,760
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	614,891
Series 2013-CR11 Class A3
3.98%, 10/10/46 (b)	450,000	479,398
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	367,207
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	507,207
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	254,441
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	663,683
Series 2014-CR18 Class A4
3.55%, 07/15/47 (b)	800,000	828,113
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (b)	400,000	419,192
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (b)	300,000	311,945
Series 2014-LC17, Class A5
3.92%, 10/10/47 (b)	700,000	741,763
Series 2014-CR20 Class A3
3.33%, 11/10/47 (b)	1,550,000	1,584,619
Series 2015-CR24 Class A5
3.70%, 08/10/48 (b)	400,000	417,483
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	263,213
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	2,100,000	2,202,689
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (b)	108,000	111,819
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	13,771	13,761
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	145,658	150,710
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	174,280	184,042
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	665,396
Series 2012-M2 Class A1
1.82%, 09/25/21 (b)	9,235	9,242
Series 2015-M4 Class AV2
2.51%, 07/25/22 (b)	75,000	75,564
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(b)	65,000	65,078
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)	492,000	509,187
Series 2015-M3 Class A2
2.72%, 10/25/24 (b)	550,000	552,823
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(b)	150,000	150,449
Series 2016-M6 Class A2
2.49%, 05/25/26 (b)	2,600,000	2,533,711
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	68,276	68,771
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	201,559
Series K708 Class A2
2.13%, 01/25/19 (b)	299,579	301,554
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	421,669
Series K004 Class A2
4.19%, 08/25/19 (b)	1,800,000	1,885,282
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	441,238
Series K008 Class A2
3.53%, 06/25/20 (b)	140,600	146,882

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K009 Class A2
3.81%, 08/25/20 (b)	500,000	526,855
Series K015 Class A1
2.26%, 10/25/20 (b)	86,908	87,434
Series K014 Class A1
2.79%, 10/25/20 (b)	291,869	295,936
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	376,909
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	326,905
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	171,000	183,137
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	492,000	523,806
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	175,525
Series K015 Class A2
3.23%, 07/25/21 (b)	500,000	521,178
Series K016 Class A2
2.97%, 10/25/21 (b)	500,000	517,145
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	103,071
Series K025 Class A1
1.88%, 04/25/22 (b)	335,707	335,557
Series K020 Class A2
2.37%, 05/25/22 (b)	385,000	388,508
Series K022 Class A2
2.36%, 07/25/22 (b)	900,000	906,125
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	812,319
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	509,814
Series K029 Class A1
2.84%, 10/25/22 (b)	107,414	109,931
Series K026 Class A2
2.51%, 11/25/22 (b)	550,000	555,860
Series K027 Class A2
2.64%, 01/25/23 (b)	1,455,000	1,478,684
Series K033 Class A1
2.87%, 02/25/23 (b)	117,190	120,530
Series K028 Class A2
3.11%, 02/25/23 (b)	250,000	260,082
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	3,125,000	3,285,222
Series K030 Class A2
3.25%, 04/25/23 (a)(b)	250,000	261,579
Series K031 Class A2
3.30%, 04/25/23 (a)(b)	1,415,000	1,485,010
Series K033 Class A2
3.06%, 07/25/23 (b)	1,140,000	1,181,541
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	476,091
Series K725, Class A2
3.00%, 01/25/24 (b)	200,000	206,162
Series K037 Class A2
3.49%, 01/25/24 (b)	600,000	636,266
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	313,667
Series K045 Class A2
3.02%, 01/25/25 (b)	400,000	411,208
Series K046 Class A2
3.21%, 03/25/25 (b)	750,000	780,340
Series K048 Class A2
3.28%, 06/25/25 (a)(b)	488,000	510,126
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	245,064
Series 2012-GC6 Class A3
3.48%, 01/10/45 (b)	597,743	624,175
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	412,399	429,143
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (b)	275,000	278,970
Series 2013-GC13 Class A5
4.17%, 07/10/46 (a)(b)	649,000	700,798
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	700,000	757,005
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	369,869	375,226
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	280,573	289,085
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	348,933	364,294
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	260,279
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	325,755
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	336,887	358,978
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	311,852
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	621,424
Series 2015-C29 Class A4
3.61%, 05/15/48 (b)	1,000,000	1,038,546
Series 2015-C28 Class A4
3.23%, 10/15/48 (b)	2,000,000	2,026,389
Series 2015-C32 Class A2
2.82%, 11/15/48 (b)	600,000	611,053
Series 2015-C33 Class A4
3.77%, 12/15/48 (b)	450,000	472,336
Series 2015-JP1 Class A4
3.65%, 01/15/49 (b)	600,000	628,105
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	443,735
Series 2013-C10 Class A4
4.22%, 07/15/46 (a)(b)	180,000	193,993
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	284,347
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	892,008
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	211,967
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,038,689
Series 2016-C29, Class A2
2.79%, 05/15/49 (b)	300,000	305,644
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	309,354
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	504,889
Series 2013-C5 Class A4
3.18%, 03/10/46 (b)	1,450,000	1,485,356

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	690,013
Series 2015-C31 Class A3
3.43%, 11/15/48 (b)	500,000	513,134
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	875,000	908,706
Series 2015-C30 Class A4
3.66%, 09/15/58 (b)	560,000	583,333
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (b)	575,000	586,666
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	85,532	85,996
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	565,561
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	520,000	558,717
Series 2014-C19 Class A4
3.83%, 03/15/47 (b)	100,000	105,288
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	1,230,000	1,293,464
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	545,000	559,547
		68,951,868

Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
6.00%, 12/01/17 to 05/01/41 (b)	3,142,139	3,567,445
5.00%, 02/01/18 to 09/01/39 (b)(h)	3,365,193	3,690,089
4.50%, 03/01/18 to 04/01/41 (b)(h)	1,551,275	1,677,377
4.50%, 05/01/18 to 10/01/46 (b)	21,372,568	23,086,743
4.00%, 06/01/18 to 04/01/47 (b)	43,086,191	45,472,223
3.50%, 10/01/18 to 04/01/47 (b)	103,143,151	106,385,805
7.00%, 11/01/18 to 03/01/37 (b)	23,655	27,616
6.50%, 05/01/19 to 05/01/40 (b)	1,510,431	1,717,547
5.50%, 08/01/23 to 08/01/41 (b)	7,969,947	8,931,488
5.00%, 03/01/24 to 08/01/41 (b)	8,991,679	9,889,875
4.00%, 04/01/24 to 05/01/41 (b)(h)	8,430,358	8,905,990
8.50%, 05/01/25 (b)	2,370	2,629
3.00%, 12/01/25 to 04/01/47 (b)	125,972,461	126,906,153
2.50%, 07/01/27 to 02/01/43 (b)	22,055,645	22,205,604
2.00%, 02/01/28 to 01/01/32 (b)	587,724	576,459
5.50%, 07/01/29 to 09/01/38 (b)(h)	1,500,951	1,680,193
6.00%, 07/01/35 to 10/01/39 (b)(h)	1,518,353	1,720,657
3.50%, 10/01/40 to 02/01/45 (b)(h)	6,702,302	6,900,586
3.00%, 07/01/43 (b)(h)	1,415,177	1,421,318
Fannie Mae TBA
2.00%, 07/01/32 (b)(g)	3,500,000	3,424,942
2.50%, 07/01/32 to 07/01/47 (b)(g)	15,500,000	15,520,169
3.00%, 07/01/32 to 07/01/47 (b)(g)	16,500,000	16,728,130
3.50%, 07/01/32 to 07/01/47 (b)(g)	21,000,000	21,596,914
4.00%, 07/01/47 (b)(g)	30,500,000	32,064,315
4.50%, 07/01/47 (b)(g)	8,000,000	8,582,812
Freddie Mac
6.50%, 12/01/17 to 09/01/39 (b)	318,088	354,665
4.00%, 04/01/18 to 03/01/47 (b)	27,962,970	29,532,311
5.00%, 06/01/18 to 08/01/39 (b)(h)	1,465,873	1,605,913
5.50%, 11/01/18 to 08/01/40 (b)	4,001,459	4,475,351
4.50%, 05/01/19 to 02/01/47 (b)	14,592,452	15,683,905
5.00%, 10/01/20 to 12/01/43 (b)	7,480,954	8,206,492
6.00%, 05/01/21 to 05/01/40 (b)	2,526,831	2,866,033
4.50%, 07/01/23 to 07/01/39 (b)(h)	599,687	641,815
5.50%, 05/01/24 to 02/01/40 (b)(h)	766,250	849,265
3.00%, 12/01/25 to 04/01/47 (b)	76,842,011	77,340,476
3.50%, 12/01/25 to 03/01/47 (b)	58,925,736	60,794,676
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 07/01/27 to 11/01/46 (b)	17,240,785	17,377,181
2.00%, 10/01/27 to 12/01/31 (b)	827,992	815,251
6.00%, 09/01/32 to 10/01/37 (b)(h)	333,353	378,143
6.50%, 12/01/33 (b)(h)	236,742	267,424
3.00%, 01/01/43 to 06/01/43 (b)(h)	2,764,583	2,775,217
4.00%, 05/01/44 (b)(h)	1,537,933	1,619,407
Freddie Mac TBA
2.00%, 07/01/32 (b)(g)	1,500,000	1,470,879
2.50%, 07/01/32 (b)(g)	8,500,000	8,549,139
3.00%, 07/01/32 to 07/01/47 (b)(g)	16,000,000	16,126,094
3.50%, 07/01/32 to 07/01/47 (b)(g)	24,000,000	24,707,071
4.00%, 07/01/47 (b)(g)	18,000,000	18,931,850
4.50%, 07/01/47 (b)(g)	3,000,000	3,214,256
Ginnie Mae
5.00%, 11/15/17 to 09/20/46 (b)	9,061,898	9,917,494
6.50%, 05/15/24 to 01/15/35 (b)	109,948	127,126
4.00%, 12/15/24 to 03/20/47 (b)	41,369,123	43,660,596
5.50%, 04/20/26 to 12/20/45 (b)	3,585,456	4,007,666
3.50%, 05/20/26 to 03/20/47 (b)	86,394,752	89,704,504
3.00%, 01/20/27 to 02/20/47 (b)	76,563,257	77,567,550
2.50%, 03/20/27 to 07/20/46 (b)	2,818,701	2,853,514
6.00%, 12/20/31 to 06/15/41 (b)	2,400,539	2,706,815
6.00%, 09/15/32 to 09/20/37 (b)(h)	367,507	398,983
5.50%, 04/15/33 (b)(h)	221,796	250,610
5.00%, 05/15/33 to 07/20/39 (b)(h)	667,194	730,305
4.50%, 09/15/33 to 02/20/47 (b)	18,424,567	19,806,624
4.50%, 03/20/39 (b)(h)	375,530	404,652
3.00%, 01/20/43 (b)(h)	7,964,622	8,078,352
3.50%, 08/20/44 to 12/20/45 (b)(h)	9,217,231	9,561,410
Ginnie Mae TBA
2.50%, 07/01/47 (b)(g)	3,000,000	2,926,520
3.00%, 07/01/47 (b)(g)	8,500,000	8,586,328
3.50%, 07/01/47 (b)(g)	17,000,000	17,609,647
4.00%, 07/01/47 (b)(g)	9,500,000	9,997,265
4.50%, 07/01/47 (b)(g)	3,500,000	3,720,391
		1,083,882,245
Total Securitized
(Cost $1,178,089,479)		1,171,540,230

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (e)	39,655,620	39,655,620
Total Other Investment Company
(Cost $39,655,620)		39,655,620

Short-Term Investments 6.0% of net assets

Government Related 3.6%
Federal Home Loan Bank
0.82%, 07/07/17 (f)	25,000,000	24,997,250
0.99%, 07/13/17 (f)	40,000,000	39,989,000
0.97%, 07/14/17 (f)	14,000,000	13,995,758
0.94%, 07/18/17 (f)	20,000,000	19,991,740
0.97%, 07/19/17 (f)	10,000,000	9,995,600
1.02%, 08/14/17 (f)	30,000,000	29,964,660
		138,934,008

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 2.4%
U.S. Treasury Bills
0.75%, 07/06/17 (f)	25,000,000	24,998,425
0.80%, 07/13/17 (f)	25,000,000	24,994,650
0.80%, 07/13/17 (f)	18,000,000	17,996,148
0.86%, 07/27/17 (f)	25,000,000	24,986,425
		92,975,648
Total Short-Term Investments
(Cost $231,897,914)		231,909,656

End of Investments

At 06/30/17, the tax basis cost of the fund's investments was $4,103,566,027 and the unrealized appreciation and depreciation were $31,474,415 and ($25,118,485), respectively, with a net unrealized appreciation of $6,355,930.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,325,838 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO —	General obligation
RB —	Revenue bond
TBA —	To-be-announced
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$971,609,958	$—	$971,609,958
Treasuries	—	1,424,272,794	—	1,424,272,794
Government Related[1]	—	270,933,699	—	270,933,699
Securitized [1]	—	1,171,540,230	—	1,171,540,230
Other Investment Company[1]	39,655,620	—	—	39,655,620
Short-Term Investments[1]	—	231,909,656	—	231,909,656
Total	$39,655,620	$4,070,266,337	$—	$4,109,921,957
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at value (cost $4,101,489,307)		$4,109,921,957
Deposits with brokers for TBAs		$410,000
Receivables:
Investments sold		86,179,994
Interest		21,666,389
Fund shares sold		5,218,796
Dividends		18,851
Foreign tax reclaims	+	16,804
Total assets		4,223,432,791
Liabilities
Payables:
Investments bought		97,632,762
Investments bought — Delayed delivery		263,753,109
Investment adviser fees		125,054
Accrued expenses	+	17,212
Total liabilities		361,528,137
Net Assets
Total assets		4,223,432,791
Total liabilities	–	361,528,137
Net assets		$3,861,904,654
Net Assets by Source
Capital received from investors		3,859,489,862
Net investment income not yet distributed		4,067,766
Net realized capital losses		(10,085,624)
Net unrealized capital appreciation		8,432,650

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,861,904,654		74,000,000		$52.19

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends		$170,199
Interest	+	39,980,301
Total investment income		40,150,500
Expenses
Investment adviser fees		705,470
Total expenses	–	705,470
Net investment income		39,445,030
Realized and Unrealized Gains (Losses)
Net realized gains on investments		476,936
Net change in unrealized appreciation (depreciation) on investments	+	39,108,066
Net realized and unrealized gains		39,585,002
Increase in net assets resulting from operations		$79,030,032

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$39,445,030	$57,834,470
Net realized gains		476,936	4,531,631
Net change in unrealized appreciation (depreciation)	+	39,108,066	(18,239,903)
Increase in net assets resulting from operations		79,030,032	44,126,198
Distributions to Shareholders
Distributions from net investment income		($35,451,390)	($64,137,240)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,000,000	$519,216,638	24,200,000	$1,274,995,902
Shares redeemed	+	(200,000)	(10,338,027)	(900,000)	(48,019,484)
Net transactions in fund shares		9,800,000	$508,878,611	23,300,000	$1,226,976,418
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		64,200,000	$3,309,447,401	40,900,000	$2,102,482,025
Total increase	+	9,800,000	552,457,253	23,300,000	1,206,965,376
End of period		74,000,000	$3,861,904,654	64,200,000	$3,309,447,401
Net investment income not yet distributed			$4,067,766		$74,126

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab International Equity ETF™
Schwab Short-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF™
Schwab Intermediate-Term U.S. Treasury ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Aggregate Bond ETF	Schwab U.S. REIT ETF™
Schwab U.S. Broad Market ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Dividend Equity ETF™
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of June 30, 2017, the funds had no securities on loan.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund's use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
In August 2016, the Financial Industry Regulatory Authority (FINRA) issued amendments to FINRA Rule 4210 (Margin Requirements). The rule was amended to include the margining of certain forward-settling MBS transactions, including TBAs, and includes some of the practices recommended by the TMPG. The rule becomes effective in two phases: The amendments relating to the risk limit determination requirements are effective on December 15, 2016. All other amendments pursuant to the rule change go into effect on December 15, 2017, which includes the posting and receiving of variation margin with certain counterparties in instances where the unrealized gain/loss on such TBA transactions exceeds certain pre-determined thresholds. Management is currently evaluating the impact of this rule amendment and intends to comply with those changes.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security's call date and price, rather than the maturity date and price.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Effective March 1, 2017, the Advisory Agreement was amended to include interest expenses, which were previously excluded.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund's Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund's expenses, each fund’s performance may be below that of their respective index.
Interest Rate Risk. The funds are subject to the risk that interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or a fund may be unable to maintain positive returns. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The risk is greater when a fund holds fixed income securities with longer maturities. A fund may also lose money if interest rates rise sharply. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Duration is an estimate of a security's (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security's price sensitivity to changes in interest rates.
Certain countries have recently experienced negative interest rates on certain fixed-income securities. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed-income securities markets, making it more difficult for a fund to sell its fixed-income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of a fund's fixed-income securities holdings. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. To the extent that the investment adviser of a fund anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and tend to react to changes in “real” interest rates.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses statistical sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are near historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Non-U.S. Issuer Risk. Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates—both increases and decreases—may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt a fund’s yield or share price.
Derivatives Risk. Schwab U.S. Aggregate bond ETF may invest in derivatives instruments. The principal types of derivatives the fund used by are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk, and credit risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. With respect to the Schwab U.S. Aggregate Bond ETF, to the extent that the fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
0.05%	0.06%	0.06%	0.04%
Prior to March 1, 2017, the advisory fees of the Schwab U.S. TIPS ETF was 0.07%. In addition, advisory fees will include interest expense, which was previously excluded.
Investment from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of June 30, 2017, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target Index 2010 Fund	0.0%*	0.0%*	0.0%*
Schwab Target Index 2015 Fund	0.0%*	0.0%*	0.1%
Schwab Target Index 2020 Fund	0.0%*	0.1%	0.2%
Schwab Target Index 2025 Fund	0.0%*	0.0%*	0.2%
Schwab Target Index 2030 Fund	-%	0.0%*	0.2%
Schwab Target Index 2035 Fund	-%	0.0%*	0.1%
Schwab Target Index 2040 Fund	-%	0.0%*	0.1%
Schwab Target Index 2045 Fund	-%	0.0%*	0.0%*
Schwab Target Index 2050 Fund	-%	0.0%*	0.0%*
Schwab Target Index 2055 Fund	-%	0.0%*	0.0%*
Schwab Target Index 2060 Fund	-%	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.1%	-%	0.5%
Schwab VIT Balanced with Growth Portfolio	0.1%	-%	1.0%
Schwab VIT Growth Portfolio	0.1%	-%	0.4%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. Effective March 1, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by a fund, since these expenses are now included in the advisory fee.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense. Since March 1, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$319,843,710	$—	$319,843,710
Schwab Short-Term U.S. Treasury ETF	687,994,966	—	687,994,966
Schwab Intermediate-Term U.S. Treasury ETF	225,504,696	—	225,504,696
Schwab U.S. Aggregate Bond ETF	2,056,694,228	310,254,230	2,366,948,458
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$196,431,317	$—	$196,431,317
Schwab Short-Term U.S. Treasury ETF	496,097,184	—	496,097,184
Schwab Intermediate-Term U.S. Treasury ETF	136,378,365	—	136,378,365
Schwab U.S. Aggregate Bond ETF	1,686,967,405	167,903,382	1,854,870,787
*Includes securities guaranteed by U.S. Government Agencies.

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a

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Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):
standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2017 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$402,188,034	$76,563,406
Schwab Short-Term U.S. Treasury ETF	273,607,132	115,891,940
Schwab Intermediate-Term U.S. Treasury ETF	109,973,134	26,343,587
Schwab U.S. Aggregate Bond ETF	—	—
For the period ended June 30, 2017, the funds (except for the Schwab U.S. Aggregate Bond ETF) realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2017 are disclosed in the funds' Statements of Operations, if any.

10. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
December 31, 2018	$39	$366	$2,072	$—
No expiration	10,727,853	852,615	1,801,757	9,290,093
Total	$10,727,892	$852,981	$1,803,829	$9,290,093
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF (each a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017 and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of the Funds, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The

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Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. 1 – 3 Year Treasury Bond Index  An index that includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. 3 – 10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years but less than 10 years, are rated investment grade and have $250 million or more of outstanding face value.
bid  The highest price at which someone is willing to buy a security.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

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maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Notes

Schwab Fixed-Income ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2017 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR62961-06
00196511

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust- Fixed Income ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 11, 2017